UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2015

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Diversified
International Fund

July 31, 2015

1.804845.111

ADIF-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value (000s)
Australia - 1.0%
Ansell Ltd.	258,534	$ 4,736
Australia & New Zealand Banking Group Ltd.	628,447	15,012
CSL Ltd.	32,703	2,366
TOTAL AUSTRALIA		22,114
Austria - 0.3%
Andritz AG	52,900	2,956
Zumtobel AG	88,108	2,748
TOTAL AUSTRIA		5,704
Bailiwick of Jersey - 2.3%
Shire PLC	255,300	22,695
Wolseley PLC	232,408	15,447
WPP PLC	445,924	10,245
TOTAL BAILIWICK OF JERSEY		48,387
Belgium - 2.7%
Anheuser-Busch InBev SA NV	289,931	34,641
Fagron NV	61,500	2,888
KBC Groep NV	276,191	19,249
TOTAL BELGIUM		56,778
Bermuda - 0.1%
Travelport Worldwide Ltd.	129,900	1,656
Brazil - 0.1%
Cielo SA	181,680	2,320
Canada - 3.6%
Agrium, Inc.	44,300	4,532
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	421,300	18,803
AutoCanada, Inc.	35,700	916
CGI Group, Inc. Class A (sub. vtg.) (a)	326,100	12,183
Constellation Software, Inc.	28,300	12,583
Entertainment One Ltd.	116,500	607
Fairfax India Holdings Corp. (a)	494,000	5,607
Imperial Oil Ltd.	105,900	3,918
Keyera Corp. (e)	98,200	3,227
PrairieSky Royalty Ltd.	38,000	780
Suncor Energy, Inc.	265,200	7,470
Tourmaline Oil Corp. (a)	171,500	4,241
TOTAL CANADA		74,867
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - 1.7%
58.com, Inc. ADR (a)	43,400	$ 2,578
Alibaba Group Holding Ltd. sponsored ADR	124,800	9,777
Baidu.com, Inc. sponsored ADR (a)	29,400	5,076
China Modern Dairy Holdings Ltd. (e)	8,770,000	2,840
Lee's Pharmaceutical Holdings Ltd.	1,208,500	2,033
Melco Crown Entertainment Ltd. sponsored ADR	219,300	4,524
PW Medtech Group Ltd. (a)(e)	5,960,000	1,730
Sands China Ltd.	1,258,400	5,568
Tencent Holdings Ltd.	113,100	2,107
TOTAL CAYMAN ISLANDS		36,233
Chile - 0.0%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	16,300	220
China - 0.9%
Daqin Railway Co. Ltd. (A Shares)	2,069,300	3,406
Inner Mongoli Yili Industries Co. Ltd.	733,908	2,040
Kweichow Moutai Co. Ltd.	175,010	5,829
Qingdao Haier Co. Ltd.	2,725,400	4,907
Weifu High-Technology Co. Ltd. (B Shares)	154,300	567
Zhengzhou Yutong Bus Co. Ltd.	468,147	1,460
TOTAL CHINA		18,209
Curacao - 0.3%
Schlumberger Ltd.	68,800	5,698
Denmark - 2.6%
Genmab A/S (a)	132,800	12,499
NNIT A/S	132,887	2,992
Novo Nordisk A/S Series B	671,940	39,661
TOTAL DENMARK		55,152
Finland - 0.3%
Sampo Oyj (A Shares)	113,300	5,599
France - 3.6%
Accor SA	75,069	3,683
Air Liquide SA	60,260	7,846
AXA SA	486,600	12,826
BNP Paribas SA	67,643	4,406
Capgemini SA	18,700	1,788
Danone SA	71,047	4,820
Numericable Group SA (a)	9,930	541
Publicis Groupe SA	119,110	9,018
Common Stocks - continued
	Shares	Value (000s)
France - continued
Rexel SA	21,400	$ 337
Sanofi SA	286,020	30,830
Zodiac Aerospace	13,000	388
TOTAL FRANCE		76,483
Germany - 5.7%
adidas AG	73,890	6,043
Bayer AG	212,852	31,395
Brenntag AG	75,600	4,204
Continental AG	42,000	9,389
Deutsche Boerse AG	49,200	4,465
Fresenius SE & Co. KGaA	338,000	23,323
KION Group AG	103,400	4,718
Linde AG	16,547	3,128
OSRAM Licht AG	200,647	11,423
ProSiebenSat.1 Media AG	188,000	9,611
SAP AG	119,272	8,569
Symrise AG	47,600	3,164
TOTAL GERMANY		119,432
Hong Kong - 1.7%
AIA Group Ltd.	4,605,200	29,999
China Resources Enterprise Ltd.	652,000	2,111
Hang Seng Bank Ltd.	164,600	3,374
TOTAL HONG KONG		35,484
India - 3.5%
Apollo Hospitals Enterprise Ltd. (a)	178,997	3,804
Axis Bank Ltd. (a)	599,285	5,371
Bharti Infratel Ltd.	1,109,288	7,760
Edelweiss Financial Services Ltd.	2,655,200	2,716
Exide Industries Ltd.	1,136,771	2,598
HCL Technologies Ltd.	325,970	5,085
HDFC Bank Ltd. (a)	793,748	16,057
Housing Development Finance Corp. Ltd.	635,436	13,311
ITC Ltd.	1,229,144	6,262
Just Dial Ltd.	198,467	3,349
LIC Housing Finance Ltd.	241,904	1,887
Pidilite Industries Ltd.	241,934	2,110
Sun Pharmaceutical Industries Ltd. (a)	184,574	2,372
TOTAL INDIA		72,682
Common Stocks - continued
	Shares	Value (000s)
Indonesia - 0.6%
PT Bank Central Asia Tbk	6,610,300	$ 6,401
PT Bank Rakyat Indonesia Tbk	7,213,200	5,332
TOTAL INDONESIA		11,733
Ireland - 3.0%
Allergan PLC (a)	62,000	20,531
DCC PLC (United Kingdom)	71,500	5,650
Greencore Group PLC	1,069,521	5,285
Horizon Pharma PLC (a)	184,300	6,791
Kerry Group PLC Class A	59,700	4,534
Medtronic PLC	81,200	6,365
Ryanair Holdings PLC sponsored ADR	189,600	14,051
TOTAL IRELAND		63,207
Isle of Man - 0.5%
Optimal Payments PLC (a)	1,284,533	5,296
Playtech Ltd.	344,750	4,880
TOTAL ISLE OF MAN		10,176
Israel - 1.7%
Cellcom Israel Ltd. (Israel) (a)	486,900	3,020
Check Point Software Technologies Ltd. (a)	120,100	9,700
Partner Communications Co. Ltd. (a)	104,058	451
Teva Pharmaceutical Industries Ltd. sponsored ADR	332,900	22,977
TOTAL ISRAEL		36,148
Italy - 1.1%
Intesa Sanpaolo SpA	3,501,400	13,481
Mediaset SpA	992,600	5,030
World Duty Free SpA (a)	419,842	4,689
TOTAL ITALY		23,200
Japan - 15.2%
Ain Pharmaciez, Inc.	77,700	3,693
Astellas Pharma, Inc.	1,390,900	20,953
Daiichikosho Co. Ltd.	74,400	2,927
Dentsu, Inc.	120,900	6,858
Don Quijote Holdings Co. Ltd.	253,200	10,808
Fast Retailing Co. Ltd.	20,700	10,250
Glory Ltd.	98,100	2,857
Hoya Corp.	677,700	28,697
Japan Exchange Group, Inc.	373,100	13,005
Japan Tobacco, Inc.	495,600	19,249
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
KDDI Corp.	622,700	$ 15,829
Keyence Corp.	38,800	19,567
Minebea Ltd.	177,000	2,775
Misumi Group, Inc.	104,400	1,291
Mitsubishi Electric Corp.	125,000	1,345
Mitsubishi UFJ Financial Group, Inc.	4,002,100	29,124
NGK Spark Plug Co. Ltd.	139,300	3,692
Nitori Holdings Co. Ltd.	77,800	6,987
Olympus Corp.	100,200	3,840
OMRON Corp.	163,100	6,402
ORIX Corp.	2,497,200	37,337
Rakuten, Inc.	1,226,300	19,745
Seven & i Holdings Co. Ltd.	129,500	5,981
SHIMANO, Inc.	54,800	7,610
Shinsei Bank Ltd.	1,893,000	4,139
SoftBank Corp.	216,300	11,956
Suzuki Motor Corp.	167,000	5,822
TDK Corp.	52,000	3,646
Tsuruha Holdings, Inc.	114,800	10,087
VT Holdings Co. Ltd.	606,600	3,764
TOTAL JAPAN		320,236
Korea (South) - 0.5%
Orion Corp.	5,836	5,776
Samsung Electronics Co. Ltd.	3,950	4,014
TOTAL KOREA (SOUTH)		9,790
Luxembourg - 1.8%
Altice SA (a)	199,761	25,230
Eurofins Scientific SA	36,500	11,988
TOTAL LUXEMBOURG		37,218
Netherlands - 3.1%
AEGON NV	1,201,500	9,242
AerCap Holdings NV (a)	94,200	4,412
Gree Electric Appliances, Inc. ELS (BNP Paribas Arbitrage Warrant Program) warrants 12/10/15 (f)	144,800	520
IMCD Group BV	135,500	4,978
ING Groep NV (Certificaten Van Aandelen)	883,700	15,029
RELX NV	593,000	9,880
Unilever NV (Certificaten Van Aandelen) (Bearer)	476,200	21,333
TOTAL NETHERLANDS		65,394
Common Stocks - continued
	Shares	Value (000s)
Philippines - 0.3%
Alliance Global Group, Inc.	12,852,154	$ 6,359
Singapore - 0.3%
United Overseas Bank Ltd.	397,000	6,424
South Africa - 1.2%
EOH Holdings Ltd.	427,200	5,820
Naspers Ltd. Class N	132,500	18,539
TOTAL SOUTH AFRICA		24,359
Spain - 1.7%
Amadeus IT Holding SA Class A	257,400	11,226
Hispania Activos Inmobiliarios SA (a)	207,200	3,163
Inditex SA	649,055	22,222
TOTAL SPAIN		36,611
Sweden - 2.3%
ASSA ABLOY AB (B Shares)	301,800	6,126
Coor Service Management Holding AB (a)	445,200	1,951
HEXPOL AB (B Shares)	151,200	1,622
Nordea Bank AB	995,200	12,401
Sandvik AB	168,900	1,707
Svenska Cellulosa AB (SCA) (B Shares)	585,900	16,680
Svenska Handelsbanken AB (A Shares)	560,400	8,575
TOTAL SWEDEN		49,062
Switzerland - 4.8%
Actelion Ltd.	58,435	8,642
Compagnie Financiere Richemont SA Series A	91,376	7,887
GAM Holding Ltd.	84,407	1,769
Roche Holding AG (participation certificate)	88,163	25,472
Sika AG (Bearer)	2,270	8,229
Syngenta AG (Switzerland)	66,561	27,421
UBS Group AG	922,263	21,236
TOTAL SWITZERLAND		100,656
Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,009,800	22,327
Thailand - 0.2%
Kasikornbank PCL (For. Reg.)	1,027,600	5,214
United Kingdom - 18.1%
AA PLC (a)	502,320	2,863
Al Noor Hospitals Group PLC	326,200	4,773
Associated British Foods PLC	175,100	8,816
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
B&M European Value Retail S.A.	1,968,512	$ 10,965
Barclays PLC	1,030,711	4,648
BG Group PLC	1,008,869	17,166
British American Tobacco PLC sponsored ADR	111,700	13,292
British Land Co. PLC	164,100	2,155
BT Group PLC	2,052,100	14,851
Bunzl PLC	146,400	4,193
Capita Group PLC	266,100	5,419
Compass Group PLC	462,300	7,400
Diploma PLC	401,600	4,663
easyJet PLC	33,600	863
Essentra PLC	940,100	13,396
Exova Group Ltd. PLC	644,700	1,694
Hikma Pharmaceuticals PLC	241,793	9,043
HSBC Holdings PLC sponsored ADR	69,097	3,114
IMI PLC	189,700	3,143
Imperial Tobacco Group PLC	182,570	9,594
Indivior PLC	864,100	3,560
Integrated Diagnostics Holdings PLC (a)	164,400	1,056
ITV PLC	3,230,000	14,159
Johnson Matthey PLC	128,300	5,840
JUST EAT Ltd. (a)	170,300	1,160
Liberty Global PLC:
Class A (a)	133,000	6,977
Class C (a)	48,700	2,393
Liberty LiLac Group:
Class A (a)	5,925	253
Class C (a)	2,435	104
Lloyds Banking Group PLC	24,020,000	31,279
London Stock Exchange Group PLC	193,900	7,906
Meggitt PLC	843,841	6,121
Melrose PLC	604,900	2,615
Micro Focus International PLC	538,200	11,750
Next PLC	165,600	20,663
Poundland Group PLC	1,067,251	5,620
Prudential PLC	1,036,958	24,395
Reckitt Benckiser Group PLC	191,113	18,327
Rolls-Royce Group PLC	733,500	9,095
Royal Bank of Scotland Group PLC (a)	383,900	2,048
SABMiller PLC	198,100	10,409
Schroders PLC	114,500	5,656
Sophos Group PLC (a)	801,066	3,127
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Spectris PLC	138,900	$ 4,236
Sports Direct International PLC (a)	459,400	5,682
St. James's Place Capital PLC	1,081,000	16,527
Virgin Money Holdings Uk PLC	989,500	6,567
Whitbread PLC	122,013	9,889
TOTAL UNITED KINGDOM		379,465
United States of America - 6.4%
Alexion Pharmaceuticals, Inc. (a)	25,100	4,956
Alliance Data Systems Corp. (a)	20,900	5,748
Amgen, Inc.	43,800	7,735
Celgene Corp. (a)	45,300	5,946
Celldex Therapeutics, Inc. (a)	41,800	984
CF Industries Holdings, Inc.	84,500	5,002
Cognizant Technology Solutions Corp. Class A (a)	8,100	511
FedEx Corp.	22,000	3,771
Fidelity National Information Services, Inc.	96,600	6,321
Google, Inc.:
Class A (a)	10,495	6,900
Class C	19,849	12,418
Las Vegas Sands Corp.	134,800	7,554
MasterCard, Inc. Class A	127,700	12,438
McGraw Hill Financial, Inc.	174,300	17,735
Mead Johnson Nutrition Co. Class A	22,800	2,015
Noble Energy, Inc.	86,100	3,033
Oceaneering International, Inc.	59,300	2,373
QUALCOMM, Inc.	138,400	8,912
The Blackstone Group LP	169,200	6,641
Visa, Inc. Class A	174,800	13,169
TOTAL UNITED STATES OF AMERICA		134,162
TOTAL COMMON STOCKS (Cost $1,505,613)		1,978,759
Preferred Stocks - 1.5%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.0%
United States of America - 0.0%
NJOY, Inc.:
Series C (a)(i)	60,264	$ 30
Series D (a)(i)	18,951	9
TOTAL UNITED STATES OF AMERICA		39
Nonconvertible Preferred Stocks - 1.5%
Brazil - 0.1%
Itau Unibanco Holding SA	352,000	3,092
Germany - 1.4%
Henkel AG & Co. KGaA	150,900	17,898
Volkswagen AG	55,400	11,098
TOTAL GERMANY		28,996
TOTAL NONCONVERTIBLE PREFERRED STOCKS		32,088
TOTAL PREFERRED STOCKS (Cost $26,380)		32,127
Government Obligations - 0.0%
		Principal Amount (d) (000s)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.03% 10/22/15 (h) (Cost $410)		$ 410	410
Preferred Securities - 0.1%

Ireland - 0.1%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $2,488)	EUR	1,620	1,916
Money Market Funds - 4.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (b)	85,341,238	$ 85,341
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	4,175,680	4,176
TOTAL MONEY MARKET FUNDS (Cost $89,517)		89,517
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,624,408)		2,102,729
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(3,860)
NET ASSETS - 100%		$ 2,098,869
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
97 CME Nikkei 225 Index Contracts (United States)	Sept. 2015	$ 10,001	$ (12)

The face value of futures purchased as a percentage of net assets is 0.5%
Currency Abbreviations
EUR	-	European Monetary Unit
Security Type Abbreviations
ELS	-	Equity-Linked Security
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,436,000 or 0.1% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $410,000.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $39,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
NJOY, Inc. Series C	6/7/13	$ 487
NJOY, Inc. Series D	2/14/14	$ 321
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 53
Fidelity Securities Lending Cash Central Fund	509
Total	$ 562
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 344,609	$ 326,438	$ 18,132	$ 39
Consumer Staples	250,315	171,194	79,121	-
Energy	47,906	30,740	17,166	-
Financials	464,034	318,211	145,823	-
Health Care	377,633	258,975	118,658	-
Industrials	145,029	145,029	-	-
Information Technology	244,983	234,307	10,676	-
Materials	82,510	55,089	27,421	-
Telecommunication Services	53,867	26,609	27,258	-
Government Obligations	410	-	410	-
Preferred Securities	1,916	-	1,916	-
Money Market Funds	89,517	89,517	-	-
Total Investments in Securities:	$ 2,102,729	$ 1,656,109	$ 446,581	$ 39
Derivative Instruments:
Liabilities
Futures Contracts	$ (12)	$ (12)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total (000s)
Level 1 to Level 2	$ 28,194
Level 2 to Level 1	$ 369,472
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $1,642,078,000. Net unrealized appreciation aggregated $460,651,000, of which $516,569,000 related to appreciated investment securities and $55,918,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Emerging Asia Fund

July 31, 2015

1.804857.111

AEA-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Australia - 0.1%
Beacon Lighting Group Ltd.	122,049	$ 175,747
Sino Gas & Energy Ltd. (a)	1,335,338	97,607
TOTAL AUSTRALIA		273,354
Bermuda - 2.6%
Brilliance China Automotive Holdings Ltd.	648,000	859,286
BW LPG Ltd.	9,210	75,487
Cheung Kong Infrastructure Holdings Ltd.	106,000	922,268
China Foods Ltd. (a)	692,000	319,565
CSI Properties Ltd.	8,640,000	300,917
Digital China Holdings Ltd. (H Shares)	484,000	479,486
Great Eagle Holdings Ltd.	475,789	1,657,096
Hongkong Land Holdings Ltd.	182,700	1,406,790
Joy City Property Ltd.	760,000	136,269
Kerry Logistics Network Ltd.	454,000	703,930
PAX Global Technology Ltd.	223,000	356,119
Skyworth Digital Holdings Ltd.	1,068,000	816,950
TOTAL BERMUDA		8,034,163
Cayman Islands - 9.9%
58.com, Inc. ADR (a)	15,800	938,362
AMVIG Holdings Ltd.	348,000	164,297
Belle International Holdings Ltd.	713,000	741,300
Changyou.com Ltd. (A Shares) ADR (a)	12,900	300,441
China Mengniu Dairy Co. Ltd.	353,000	1,595,997
China Modern Dairy Holdings Ltd.	2,062,000	667,624
China Resources Cement Holdings Ltd.	2,809,972	1,464,377
China Sanjiang Fine Chemicals Ltd. (a)	2,500,000	673,994
China State Construction International Holdings Ltd.	498,000	774,722
ChinaCache International Holdings Ltd. sponsored ADR (a)	12,300	126,936
Cosmo Lady (China) Holdings Co. Ltd.	380,000	409,298
Ctrip.com International Ltd. sponsored ADR (a)	9,200	658,536
ENN Energy Holdings Ltd.	246,000	1,634,225
Greatview Aseptic Pack Co. Ltd.	1,450,000	851,038
Hengan International Group Co. Ltd.	149,000	1,665,422
iKang Healthcare Group, Inc. sponsored ADR (a)(d)	8,900	148,808
International Housewares Retail Co. Ltd.	1,909,000	497,424
Ju Teng International Holdings Ltd.	796,000	350,136
Lee's Pharmaceutical Holdings Ltd.	93,000	156,434
Longfor Properties Co. Ltd.	1,043,500	1,491,426
New Oriental Education & Technology Group, Inc. sponsored ADR	14,800	331,520
Pico Far East Holdings Ltd.	650,000	192,008
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Samson Holding Ltd.	1,152,000	$ 153,059
Sino Biopharmaceutical Ltd.	1,200,000	1,391,587
SITC International Holdings Co. Ltd.	809,000	463,341
Sitoy Group Holdings Ltd.	303,000	162,203
SOHO China Ltd.	745,000	468,971
Stella International Holdings Ltd.	127,000	343,208
TCC International Holdings Ltd.	586,000	150,425
Tencent Holdings Ltd.	529,900	9,872,376
Value Partners Group Ltd.	266,000	310,184
Vipshop Holdings Ltd. ADR (a)	24,100	469,709
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	13,300	551,950
Youku Tudou, Inc. ADR (a)	16,200	314,280
Zhen Ding Technology Holding Ltd.	80,000	247,378
TOTAL CAYMAN ISLANDS		30,732,996
China - 21.0%
Agricultural Bank of China Ltd. (H Shares)	3,636,000	1,641,577
Anhui Conch Cement Co. Ltd. (H Shares)	255,500	794,287
Bank of China Ltd. (H Shares)	9,182,000	5,021,952
Beijing Urban Consolidated & Development Group Ltd. (H Shares)	45,000	39,995
China Cinda Asset Management Co. Ltd. (H Shares)	2,234,000	997,077
China Communications Construction Co. Ltd. (H Shares)	2,180,000	2,800,820
China Construction Bank Corp. (H Shares)	10,826,000	8,839,774
China Life Insurance Co. Ltd. (H Shares)	1,172,000	4,316,774
China National Building Materials Co. Ltd. (H Shares)	1,604,000	1,214,540
China Pacific Insurance (Group) Co. Ltd. (H Shares)	721,400	3,024,328
China Petroleum & Chemical Corp. (H Shares)	4,496,000	3,388,630
China Railway Construction Corp. Ltd. (H Shares)	465,500	604,070
China Railway Group Ltd. (H Shares)	2,589,000	2,210,851
China Telecom Corp. Ltd. (H Shares)	5,512,000	3,085,804
China Vanke Co. Ltd. (H Shares)	834,400	1,984,745
Chongqing Changan Automobile Co. Ltd. (B Shares)	245,000	521,458
Great Wall Motor Co. Ltd. (H Shares)	220,500	729,567
Huadian Fuxin Energy Corp. Ltd. (H Shares)	1,836,000	793,390
Huadian Power International Corp. Ltd. (H Shares)	2,504,000	2,532,327
Industrial & Commercial Bank of China Ltd. (H Shares)	8,285,000	5,691,696
Jiangling Motors Corp. Ltd. (B Shares)	70,301	257,905
Jiangsu Hengrui Medicine Co. Ltd.	70,521	510,247
Kweichow Moutai Co. Ltd.	28,983	965,345
People's Insurance Co. of China Group (H Shares)	4,410,000	2,286,831
PICC Property & Casualty Co. Ltd. (H Shares)	741,060	1,542,859
Common Stocks - continued
	Shares	Value
China - continued
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	818,000	$ 4,706,061
SAIC Motor Corp. Ltd.	171,451	531,768
Shenzhen Expressway Co. (H Shares)	398,000	293,149
Tong Ren Tang Technologies Co. Ltd. (H Shares)	218,000	337,448
Zhejiang Expressway Co. Ltd. (H Shares)	1,120,000	1,290,146
Zhengzhou Yutong Bus Co. Ltd.	217,221	677,225
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	192,000	1,303,974
TOTAL CHINA		64,936,620
Hong Kong - 13.3%
AIA Group Ltd.	1,313,400	8,555,745
Cheung Kong Property Holdings Ltd. (a)	436,500	3,637,359
China Everbright Ltd.	352,000	853,631
China Mobile Ltd.	364,500	4,771,599
China Power International Development Ltd.	1,585,000	1,122,460
China Resources Power Holdings Co. Ltd.	522,000	1,342,657
CNOOC Ltd. sponsored ADR (d)	34,300	4,206,895
Dah Sing Banking Group Ltd.	184,000	389,727
Fosun International Ltd.	543,500	1,142,764
Henderson Land Development Co. Ltd.	210,100	1,387,604
HKT Trust/HKT Ltd. unit	1,394,500	1,698,087
Hysan Development Co. Ltd.	329,000	1,408,975
Lenovo Group Ltd.	1,002,000	1,087,009
Magnificent Estates Ltd.	1,896,000	67,257
New World Development Co. Ltd.	1,597,000	1,930,252
PCCW Ltd.	3,323,000	1,988,922
Power Assets Holdings Ltd.	211,000	1,988,255
Shun Ho Technology Holdings Ltd. (a)	31,284	10,976
Techtronic Industries Co. Ltd.	332,000	1,171,291
Wheelock and Co. Ltd.	454,000	2,351,315
TOTAL HONG KONG		41,112,780
India - 9.3%
Adani Ports & Special Economic Zone	90,030	457,268
Apollo Tyres Ltd.	425,355	1,346,430
Axis Bank Ltd. (a)	71,552	641,291
Bajaj Finserv Ltd. (a)	42,535	1,226,896
Bharat Petroleum Corp. Ltd. (a)	83,752	1,212,992
Bharti Infratel Ltd.	95,622	668,954
Cox & Kings India Ltd.	240,045	1,100,097
Dr. Reddy's Laboratories Ltd. (a)	22,092	1,410,382
Edelweiss Financial Services Ltd.	525,264	537,264
Common Stocks - continued
	Shares	Value
India - continued
GAIL India Ltd.	96,413	$ 534,814
HCL Technologies Ltd.	75,838	1,183,113
Hexaware Technologies Ltd.	164,537	737,210
IL&FS Transportation Networks Ltd.	133,958	310,358
Indian Oil Corp. Ltd. (a)	225,537	1,520,364
JK Tyre & Industries Ltd. (a)	490,642	878,718
Just Dial Ltd.	16,816	283,770
LIC Housing Finance Ltd.	74,849	583,930
Mahindra & Mahindra Ltd. (a)	52,098	1,110,218
Maruti Suzuki India Ltd. (a)	10,552	739,636
McLeod Russel India Ltd.	94,682	333,298
NTPC Ltd.	642,649	1,356,340
Oil & Natural Gas Corp. Ltd.	228,160	972,355
Petronet LNG Ltd. (a)	440,925	1,331,977
Power Finance Corp. Ltd.	145,742	560,641
Power Grid Corp. of India Ltd.	131,131	293,358
Redington India Ltd. (a)	192,326	354,366
Reliance Capital Ltd. (a)	20,100	122,585
Reliance Infrastructure Ltd. (a)	80,455	521,294
Shriram City Union Finance Ltd.	14,220	388,889
Sun TV Ltd.	109,142	574,466
Tata Motors Ltd. (a)	274,008	1,642,237
The Jammu & Kashmir Bank Ltd.	305,332	497,210
UPL Ltd.	101,887	852,983
Vakrangee Ltd.	75,631	196,795
VST Industries Ltd. (a)	11,571	314,717
Yes Bank Ltd. (a)	156,293	2,024,734
TOTAL INDIA		28,821,950
Indonesia - 1.7%
PT ACE Hardware Indonesia Tbk	3,485,600	164,907
PT Astra International Tbk	2,483,400	1,220,818
PT Bank Rakyat Indonesia Tbk	3,164,800	2,339,531
PT Gudang Garam Tbk	279,900	1,024,214
PT Summarecon Agung Tbk	3,581,600	460,690
Sunway Construction Group Bhd (a)	48,990	15,137
TOTAL INDONESIA		5,225,297
Israel - 0.0%
Sarine Technologies Ltd.	96,600	139,423
Japan - 1.3%
Fuji Media Holdings, Inc.	77,300	998,566
Common Stocks - continued
	Shares	Value
Japan - continued
KDDI Corp.	60,600	$ 1,540,487
NGK Insulators Ltd.	13,000	333,562
SoftBank Corp.	19,100	1,055,736
TOTAL JAPAN		3,928,351
Korea (South) - 15.5%
AMOREPACIFIC Corp.	4,946	1,743,342
Daewoo International Corp.	15,163	269,180
DGB Financial Group Co. Ltd.	77,194	741,461
Dongbu Insurance Co. Ltd.	40,887	1,946,098
Duksan Hi-Metal Co. Ltd. (a)	19,218	138,114
Global & Yuasa Battery Co. Ltd.	4,616	157,556
Hanjin Shipping Co. Ltd. (a)	68,255	296,191
Hyosung Corp.	8,903	1,088,022
Hyundai Motor Co.	33,633	4,297,723
Hyundai Steel Co.	38,036	1,904,997
KB Financial Group, Inc.	85,983	2,710,929
Korea Aerospace Industries Ltd.	6,595	551,450
Korea Electric Power Corp.	48,471	2,103,222
Korea Petro Chemical Industries Co. Ltd.	3,957	610,837
Korea Zinc Co. Ltd.	4,286	1,808,439
LG Household & Health Care Ltd.	2,968	2,181,380
LOTTE Hi-Mart Co. Ltd.	5,313	292,524
Samsung Card Co. Ltd.	17,806	589,441
Samsung Electronics Co. Ltd.	15,497	15,748,983
Shinhan Financial Group Co. Ltd.	83,006	2,981,019
SK Energy Co. Ltd. (a)	16,816	1,434,935
SK Hynix, Inc.	113,428	3,608,949
SK Telecom Co. Ltd.	3,957	852,220
TOTAL KOREA (SOUTH)		48,057,012
Malaysia - 2.7%
AEON Credit Service Bhd	45,500	164,415
AMMB Holdings Bhd	212,000	310,312
Cahya Mata Sarawak Bhd	253,900	386,933
Eversendai Corp. Bhd	266,400	69,408
Glomac Bhd	439,300	100,651
Media Prima Bhd	965,200	336,139
MISC Bhd	251,000	512,647
Sunway Bhd	489,900	445,130
Tenaga Nasional Bhd	1,079,600	3,448,840
Common Stocks - continued
	Shares	Value
Malaysia - continued
YTL Corp. Bhd	4,452,300	$ 1,842,009
YTL Power International Bhd	2,195,800	902,699
TOTAL MALAYSIA		8,519,183
Philippines - 1.3%
ABS CBN Broadcasting Corp. (depositary receipt)	97,800	129,544
Alliance Global Group, Inc.	1,567,200	775,451
Globe Telecom, Inc.	15,825	893,892
LT Group, Inc.	518,300	168,625
Metropolitan Bank & Trust Co.	669,360	1,294,755
Robinsons Retail Holdings, Inc.	89,570	147,862
Security Bank Corp.	226,866	739,581
TOTAL PHILIPPINES		4,149,710
Singapore - 4.6%
Boustead Projects Pte Ltd. (a)	33,854	21,346
Boustead Singapore Ltd.	178,048	155,744
CapitaLand Ltd.	504,500	1,184,160
Centurion Corp. Ltd.	254,500	89,048
CWT Ltd.	115,000	187,776
Ezion Holdings Ltd.	2,597,300	1,637,690
Frasers Centrepoint Ltd.	120,000	146,080
Hyflux Ltd.	451,000	276,153
Interplex Holdings Ltd.	193,000	98,480
Mapletree Industrial (REIT)	1,569,193	1,744,374
Sheng Siong Group Ltd.	573,000	373,827
Singapore Telecommunications Ltd.	881,000	2,626,592
Sound Global Ltd. (a)	278,000	266,614
United Overseas Bank Ltd.	232,500	3,762,438
UOL Group Ltd.	165,000	805,846
Wing Tai Holdings Ltd.	587,000	806,571
TOTAL SINGAPORE		14,182,739
Taiwan - 12.4%
ASUSTeK Computer, Inc.	137,000	1,233,260
Cathay Financial Holding Co. Ltd.	1,997,000	3,216,898
China Life Insurance Co. Ltd.	770,000	774,621
Chinatrust Financial Holding Co. Ltd.	3,083,000	2,229,965
Delta Electronics, Inc.	119,000	584,476
E.SUN Financial Holdings Co. Ltd.	1,759,747	1,067,187
Fubon Financial Holding Co. Ltd.	1,815,000	3,302,085
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,857,000	5,319,959
Novatek Microelectronics Corp.	195,000	705,227
Common Stocks - continued
	Shares	Value
Taiwan - continued
PChome Online, Inc.	21,000	$ 290,524
Pegatron Corp.	925,000	2,594,441
Pou Chen Corp.	704,000	996,184
Realtek Semiconductor Corp.	155,000	304,027
Richtek Technology Corp.	57,000	294,362
Sinopac Holdings Co.	5,382,028	2,286,427
Taiwan Semiconductor Manufacturing Co. Ltd.	2,634,393	11,480,148
Wistron NeWeb Corp.	235,000	582,675
Yuanta Financial Holding Co. Ltd.	2,116,800	1,002,906
TOTAL TAIWAN		38,265,372
Thailand - 1.8%
Asian Property Development PCL (For. Reg.)	5,454,100	914,701
Bangkok Expressway PCL (For.Reg.)	403,300	435,628
CH. Karnchang PCL	461,600	341,148
Intouch Holdings PCL:
(For. Reg.)	690,901	1,605,491
NVDR	147,400	342,523
Preuksa Real Estate PCL (For. Reg.)	880,100	602,911
Thai Beverage PCL	2,304,800	1,268,451
TOTAL THAILAND		5,510,853
United States of America - 0.8%
China Biologic Products, Inc. (a)	1,300	159,068
Cognizant Technology Solutions Corp. Class A (a)	35,300	2,227,430
TOTAL UNITED STATES OF AMERICA		2,386,498
TOTAL COMMON STOCKS (Cost $280,551,276)		304,276,301
Nonconvertible Bonds - 0.0%
Principal Amount (e)
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $123,312)	INR	615,670	121,177
Money Market Funds - 3.0%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	5,769,971	$ 5,769,971
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	3,330,050	3,330,050
TOTAL MONEY MARKET FUNDS (Cost $9,100,021)		9,100,021
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $289,774,609)		313,497,499
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(3,894,162)
NET ASSETS - 100%		$ 309,603,337
Currency Abbreviations
INR	-	Indian rupee
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,433
Fidelity Securities Lending Cash Central Fund	6,703
Total	$ 12,136
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 25,175,281	$ 22,793,408	$ 2,381,873	$ -
Consumer Staples	12,601,044	12,601,044	-	-
Energy	16,034,676	12,646,046	3,388,630	-
Financials	111,594,558	95,894,140	15,700,418	-
Health Care	4,665,924	3,255,542	1,410,382	-
Industrials	16,532,234	16,532,234	-	-
Information Technology	61,940,352	40,587,828	21,352,524	-
Materials	12,721,000	12,721,000	-	-
Telecommunication Services	21,130,307	14,450,752	6,679,555	-
Utilities	21,880,925	19,217,731	2,396,580	266,614
Corporate Bonds	121,177	-	121,177	-
Money Market Funds	9,100,021	9,100,021	-	-
Total Investments in Securities:	$ 313,497,499	$ 259,799,746	$ 53,431,139	$ 266,614

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 3,823,089
Level 2 to Level 1	$ 137,241,983
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $290,181,786. Net unrealized appreciation aggregated $23,315,713, of which $48,555,254 related to appreciated investment securities and $25,239,541 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Emerging Markets Fund

July 31, 2015

1.804858.111

FAEM-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Australia - 0.9%
Amcor Ltd.	173,545	$ 1,827,948
Sydney Airport unit	501,980	2,058,434
TOTAL AUSTRALIA		3,886,382
Bermuda - 2.3%
China Gas Holdings Ltd.	1,575,000	2,763,051
China Resources Gas Group Ltd.	742,000	2,263,625
Credicorp Ltd. (United States)	20,814	2,745,367
PAX Global Technology Ltd.	1,382,000	2,206,979
TOTAL BERMUDA		9,979,022
Brazil - 6.5%
BB Seguridade Participacoes SA	280,700	2,643,898
Brasil Foods SA	167,300	3,511,690
CCR SA	540,400	2,402,164
Cetip SA - Mercados Organizado	200,100	2,072,328
Cielo SA	251,472	3,211,750
FPC Par Corretora de Seguros (a)	444,600	1,843,870
Kroton Educacional SA	755,100	2,117,134
Linx SA	126,500	1,864,646
Qualicorp SA	372,600	2,214,521
Smiles SA	119,800	1,935,232
Ultrapar Participacoes SA	123,200	2,528,443
Weg SA	422,730	2,321,098
TOTAL BRAZIL		28,666,774
British Virgin Islands - 0.4%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	98,900	1,859,320
Cayman Islands - 9.7%
51job, Inc. sponsored ADR (a)	59,900	1,830,544
58.com, Inc. ADR (a)	33,900	2,013,321
Alibaba Group Holding Ltd. sponsored ADR	29,500	2,311,030
Autohome, Inc. ADR Class A (a)	52,100	2,020,959
Baidu.com, Inc. sponsored ADR (a)	11,100	1,916,526
Bitauto Holdings Ltd. ADR (a)	49,755	1,946,416
Car, Inc.	1,117,000	2,184,348
ENN Energy Holdings Ltd.	380,000	2,524,412
Fu Shou Yuan International Group Ltd.	1,313,000	748,611
Shenzhou International Group Holdings Ltd.	403,000	2,118,371
Sino Biopharmaceutical Ltd.	2,056,000	2,384,252
SouFun Holdings Ltd. ADR	303,800	2,026,346
TAL Education Group ADR (a)	61,200	2,069,172
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Tencent Holdings Ltd.	726,300	$ 13,531,434
Vipshop Holdings Ltd. ADR (a)	102,600	1,999,674
Zhaopin Ltd. sponsored ADR (a)(d)	80,177	1,181,007
TOTAL CAYMAN ISLANDS		42,806,423
China - 9.0%
Beijing Capital International Airport Co. Ltd. (H Shares)	2,064,000	2,127,286
China Life Insurance Co. Ltd. (H Shares)	1,431,000	5,270,737
China Pacific Insurance (Group) Co. Ltd. (H Shares)	820,400	3,439,366
Daqin Railway Co. Ltd. (A Shares)	1,150,800	1,893,985
Fuyao Glass Industries Group Co. Ltd. (a)	860,000	1,830,425
Inner Mongoli Yili Industries Co. Ltd.	745,100	2,071,005
Jiangsu Hengrui Medicine Co. Ltd.	314,560	2,275,966
Kweichow Moutai Co. Ltd.	60,610	2,018,755
PICC Property & Casualty Co. Ltd. (H Shares)	1,439,825	2,997,662
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	943,000	5,425,203
Qingdao Haier Co. Ltd.	980,200	1,764,747
Shanghai International Airport Co. Ltd.	475,700	2,164,867
Weifu High-Technology Co. Ltd. (B Shares)	565,498	2,078,956
Zhengzhou Yutong Bus Co. Ltd.	634,507	1,978,188
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	360,500	2,448,348
TOTAL CHINA		39,785,496
Egypt - 0.5%
Commercial International Bank SAE sponsored GDR	359,400	2,411,574
France - 1.4%
Ingenico SA	17,054	2,235,372
LVMH Moet Hennessy - Louis Vuitton SA	10,946	2,052,061
Safran SA	27,400	2,072,139
TOTAL FRANCE		6,359,572
Germany - 0.4%
Wirecard AG	47,000	1,863,401
Hong Kong - 1.5%
AIA Group Ltd.	361,000	2,351,625
CSPC Pharmaceutical Group Ltd.	2,282,000	2,089,986
Techtronic Industries Co. Ltd.	611,000	2,155,599
TOTAL HONG KONG		6,597,210
India - 9.4%
Adani Ports & Special Economic Zone	491,528	2,496,501
Asian Paints India Ltd.	197,405	2,723,457
Common Stocks - continued
	Shares	Value
India - continued
Axis Bank Ltd. (a)	253,960	$ 2,276,139
Bharti Infratel Ltd.	308,670	2,159,400
Exide Industries Ltd.	816,503	1,866,181
HCL Technologies Ltd.	202,097	3,152,821
HDFC Bank Ltd. (a)	117,154	2,369,880
Housing Development Finance Corp. Ltd.	284,321	5,955,846
IndusInd Bank Ltd.	135,747	2,102,546
LIC Housing Finance Ltd.	323,420	2,523,141
Maruti Suzuki India Ltd. (a)	31,106	2,180,357
Sun Pharmaceutical Industries Ltd. (a)	255,204	3,279,976
Tata Consultancy Services Ltd.	104,721	4,109,012
The Jammu & Kashmir Bank Ltd.	18,710	30,468
Titan Co. Ltd. (a)	396,465	2,034,383
Zee Entertainment Enterprises Ltd.	374,177	2,332,020
TOTAL INDIA		41,592,128
Indonesia - 4.3%
PT ACE Hardware Indonesia Tbk	49,591,200	2,346,211
PT Bank Central Asia Tbk	3,521,500	3,410,213
PT Bank Rakyat Indonesia Tbk	3,891,200	2,876,511
PT Kalbe Farma Tbk	16,487,200	2,126,791
PT Matahari Department Store Tbk	1,563,800	2,023,027
PT Media Nusantara Citra Tbk	14,102,500	2,131,925
PT Surya Citra Media Tbk	9,349,000	2,038,777
PT Tower Bersama Infrastructure Tbk (a)	3,488,700	2,159,886
TOTAL INDONESIA		19,113,341
Israel - 0.8%
Check Point Software Technologies Ltd. (a)	20,900	1,688,093
Teva Pharmaceutical Industries Ltd. sponsored ADR	24,000	1,656,480
TOTAL ISRAEL		3,344,573
Kenya - 0.9%
Kenya Commercial Bank Ltd.	3,784,900	1,848,096
Safaricom Ltd.	14,189,800	1,995,441
TOTAL KENYA		3,843,537
Korea (South) - 7.1%
AMOREPACIFIC Corp.	7,450	2,625,939
Coway Co. Ltd.	26,001	2,180,798
Hotel Shilla Co.	20,201	2,182,881
KEPCO Plant Service & Engineering Co. Ltd.	22,188	2,235,850
LG Household & Health Care Ltd.	4,032	2,963,384
Common Stocks - continued
	Shares	Value
Korea (South) - continued
NAVER Corp.	6,673	$ 2,993,018
Samsung Electronics Co. Ltd.	16,039	16,299,793
TOTAL KOREA (SOUTH)		31,481,663
Luxembourg - 0.4%
Samsonite International SA	611,700	1,996,312
Mexico - 7.7%
Banregio Grupo Financiero S.A.B. de CV	332,766	1,907,686
Compartamos S.A.B. de CV (d)	143,200	246,273
Fomento Economico Mexicano S.A.B. de CV unit	455,100	4,126,617
Gruma S.A.B. de CV Series B	172,100	2,254,897
Grupo Aeroportuario del Pacifico SA de CV Series B	325,321	2,568,042
Grupo Aeroportuario del Sureste SA de CV Series B	172,255	2,577,865
Grupo Aeroportuario Norte S.A.B. de CV	400,700	2,228,750
Grupo Financiero Banorte S.A.B. de CV Series O	706,300	3,717,253
Grupo GICSA SA de CV (a)	1,968,100	1,929,929
Grupo Televisa SA de CV	584,300	4,076,773
Infraestructura Energetica Nova S.A.B. de CV	395,000	1,929,095
Megacable Holdings S.A.B. de CV unit	530,384	2,155,770
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	226,100	2,603,185
Tenedora Nemak SA de CV	1,600,600	1,966,913
TOTAL MEXICO		34,289,048
Netherlands - 1.5%
China International Travel Service Corp. Ltd. ELS (BNP Paribas Warrant Program) warrants 6/30/16 (a)(e)	150,900	1,506,631
Gree Electric Appliances, Inc. ELS (BNP Paribas Arbitrage Warrant Program) warrants 12/10/15 (e)	470,000	1,688,587
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Arbitrage Warrant Program) warrants 11/06/2015 (a)(e)	357,100	1,899,226
Midea Group ELS (BNP Paribas Arbitrage Warrant Program) warrants 1/6/16 (a)(e)	329,700	1,760,064
TOTAL NETHERLANDS		6,854,508
Philippines - 4.2%
Ayala Corp.	135,190	2,308,663
GT Capital Holdings, Inc.	72,520	2,222,835
International Container Terminal Services, Inc.	984,770	2,369,485
Jollibee Food Corp.	498,650	2,074,297
Robinsons Land Corp.	3,220,100	1,984,583
SM Investments Corp.	131,646	2,573,834
Common Stocks - continued
	Shares	Value
Philippines - continued
SM Prime Holdings, Inc.	5,588,000	$ 2,624,250
Universal Robina Corp.	592,710	2,482,439
TOTAL PHILIPPINES		18,640,386
Russia - 0.8%
Magnit OJSC (a)	17,793	3,522,223
South Africa - 7.0%
Alexander Forbes Group Holding	2,532,976	1,802,082
Aspen Pharmacare Holdings Ltd.	111,893	3,281,717
Bidvest Group Ltd.	118,315	2,879,721
Coronation Fund Managers Ltd.	284,700	1,744,175
Discovery Ltd.	245,462	2,635,996
FirstRand Ltd.	855,300	3,701,043
Life Healthcare Group Holdings Ltd.	201,549	596,032
Mr Price Group Ltd.	118,200	2,356,478
Naspers Ltd. Class N	62,400	8,730,895
Sanlam Ltd.	594,600	3,140,742
TOTAL SOUTH AFRICA		30,868,881
Spain - 0.5%
Amadeus IT Holding SA Class A	50,500	2,202,381
Switzerland - 0.5%
Compagnie Financiere Richemont SA Series A	24,304	2,097,763
Taiwan - 6.0%
Advantech Co. Ltd.	315,000	2,119,236
Catcher Technology Co. Ltd.	243,000	2,671,004
Giant Manufacturing Co. Ltd.	248,000	2,087,555
Largan Precision Co. Ltd.	31,000	3,138,187
Merida Industry Co. Ltd.	304,650	1,886,020
Taiwan Semiconductor Manufacturing Co. Ltd.	3,341,000	14,559,397
TOTAL TAIWAN		26,461,399
Thailand - 1.9%
Airports of Thailand PCL (For. Reg.)	300,300	2,509,613
Bangkok Dusit Medical Services PCL (For. Reg.)	3,269,800	1,868,192
Bumrungrad Hospital PCL (For. Reg.)	364,100	2,111,325
Thai Beverage PCL	3,755,100	2,066,626
TOTAL THAILAND		8,555,756
Turkey - 1.4%
Koc Holding A/S	465,000	2,063,982
Common Stocks - continued
	Shares	Value
Turkey - continued
TAV Havalimanlari Holding A/S	283,000	$ 2,154,848
Tofas Turk Otomobil Fabrikasi A/S	293,770	1,924,119
TOTAL TURKEY		6,142,949
United Arab Emirates - 1.1%
DP World Ltd.	112,728	2,564,562
First Gulf Bank PJSC	597,387	2,521,135
TOTAL UNITED ARAB EMIRATES		5,085,697
United Kingdom - 2.3%
Al Noor Hospitals Group PLC	155,684	2,278,071
Integrated Diagnostics Holdings PLC (a)	325,600	2,091,980
InterContinental Hotel Group PLC	44,800	1,881,701
NMC Health PLC	138,600	1,902,549
Prudential PLC	90,374	2,126,087
TOTAL UNITED KINGDOM		10,280,388
United States of America - 6.3%
A.O. Smith Corp.	28,900	2,075,598
American Tower Corp.	18,000	1,711,980
Apple, Inc.	16,300	1,977,190
China Biologic Products, Inc. (a)	18,900	2,312,604
Cognizant Technology Solutions Corp. Class A (a)	30,300	1,911,930
Ecolab, Inc.	16,970	1,965,296
Google, Inc. Class C	3,360	2,102,050
International Flavors & Fragrances, Inc.	17,300	1,999,707
MasterCard, Inc. Class A	21,800	2,123,320
McGraw Hill Financial, Inc.	17,700	1,800,975
Moody's Corp.	18,500	2,042,955
PPG Industries, Inc.	18,100	1,961,678
Valspar Corp.	24,700	2,057,016
Visa, Inc. Class A	27,800	2,094,452
TOTAL UNITED STATES OF AMERICA		28,136,751
TOTAL COMMON STOCKS (Cost $403,284,518)		428,724,858
Nonconvertible Preferred Stocks - 1.1%

Brazil - 1.1%
Ambev SA sponsored ADR (Cost $7,034,027)	851,080	4,834,134
Money Market Funds - 0.3%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c) (Cost $1,341,750)	1,341,750	$ 1,341,750
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $411,660,295)		434,900,742
NET OTHER ASSETS (LIABILITIES) - 1.9%		8,400,415
NET ASSETS - 100%		$ 443,301,157
Security Type Abbreviations
ELS	-	Equity-Linked Security
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,854,508 or 1.5% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,427
Fidelity Securities Lending Cash Central Fund	56,180
Total	$ 61,607
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 75,421,138	$ 67,226,934	$ 8,194,204	$ -
Consumer Staples	32,477,709	32,477,709	-	-
Energy	2,528,443	2,528,443	-	-
Financials	101,617,620	82,893,862	16,824,532	1,899,226
Health Care	32,470,442	32,470,442	-	-
Industrials	58,564,244	58,564,244	-	-
Information Technology	102,149,384	74,058,553	28,090,831	-
Materials	12,535,102	12,535,102	-	-
Telecommunication Services	6,314,727	6,314,727	-	-
Utilities	9,480,183	9,480,183	-	-
Money Market Funds	1,341,750	1,341,750	-	-
Total Investments in Securities:	$ 434,900,742	$ 379,891,949	$ 53,109,567	$ 1,899,226

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 2,288,458
Level 2 to Level 1	$ 73,739,199
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $411,848,970. Net unrealized appreciation aggregated $23,051,772, of which $49,000,238 related to appreciated investment securities and $25,948,466 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Global Capital
Appreciation Fund

July 31, 2015

1.804860.111

AGLO-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Australia - 1.8%
Ausdrill Ltd.	246,041	$ 53,953
Burson Group Ltd.	156,378	397,780
Credit Corp. Group Ltd.	41,080	405,370
CSG Ltd.	236,820	290,814
CSL Ltd.	1,754	126,875
Echo Entertainment Group Ltd.	109,486	401,745
Estia Health Ltd.	57,823	262,470
Harvey Norman Holdings Ltd.	115,898	377,832
Imdex Ltd. (a)	192,909	34,547
Isentia Group Ltd.	95,066	242,515
Sonic Healthcare Ltd.	23,831	360,056
TOTAL AUSTRALIA		2,953,957
Austria - 0.4%
CA Immobilien Anlagen AG	18,300	328,602
IMMOFINANZ Immobilien Anlagen AG (a)	46,100	113,055
PORR AG	9,200	269,774
TOTAL AUSTRIA		711,431
Bailiwick of Jersey - 0.5%
Delphi Automotive PLC	4,800	374,784
Shire PLC	3,900	346,695
TOTAL BAILIWICK OF JERSEY		721,479
Belgium - 0.2%
Ion Beam Applications SA	11,400	355,319
Bermuda - 1.8%
BW LPG Ltd.	6,900	56,554
Essent Group Ltd. (a)	43,000	1,258,610
Genpact Ltd. (a)	20,700	459,747
Great Eagle Holdings Ltd.	34,590	120,471
Hiscox Ltd.	14,688	212,287
Hoegh LNG Holdings Ltd.	7,100	113,430
PAX Global Technology Ltd.	363,000	579,691
TOTAL BERMUDA		2,800,790
Brazil - 1.2%
Brasil Foods SA	3,500	73,466
Cielo SA	25,560	326,447
CVC Brasil Operadora e Agencia de Viagens SA	61,700	336,976
Direcional Engenharia SA	57,600	63,421
Hypermarcas SA (a)	37,800	223,668
Common Stocks - continued
	Shares	Value
Brazil - continued
JBS SA	20,000	$ 90,013
Multiplus SA	26,900	324,077
Natura Cosmeticos SA	3,700	27,513
Porto Seguro SA	26,700	303,577
Valid Solucoes SA	8,100	117,575
TOTAL BRAZIL		1,886,733
British Virgin Islands - 0.0%
Epic Gas Ltd. (a)	5,100	14,048
Canada - 2.8%
AGT Food & Ingredients, Inc.	3,900	91,100
B2Gold Corp. (a)	42,500	46,144
CCL Industries, Inc. Class B	500	69,951
Colliers International Group, Inc.	2,700	112,492
Colliers International Group, Inc.	10,400	432,120
Concordia Healthcare Corp. (a)	2,500	199,010
Constellation Software, Inc.	600	266,783
Constellation Software, Inc. rights 9/15/15 (a)	600	108
Descartes Systems Group, Inc. (a)	5,700	96,144
Element Financial Corp. (a)	49,900	756,217
Espial Group, Inc. (a)	98,902	241,990
FirstService Corp.	2,700	80,720
Imperial Oil Ltd.	2,700	99,899
Lions Gate Entertainment Corp.	10,500	411,390
New Gold, Inc. (a)	5,700	12,595
North West Co., Inc.	15,200	319,725
Pason Systems, Inc.	4,300	65,132
PrairieSky Royalty Ltd.	3,100	63,643
Richelieu Hardware Ltd.	3,800	197,576
Stella-Jones, Inc.	2,800	95,035
Suncor Energy, Inc.	27,300	768,996
TOTAL CANADA		4,426,770
Cayman Islands - 1.7%
Avolon Holdings Ltd.	15,700	451,061
Best Pacific International Holdings Ltd.	424,000	210,023
CT Environmental Group Ltd.	432,000	151,573
Greatview Aseptic Pack Co. Ltd.	206,000	120,906
KOLAO Holdings	18,561	347,808
Shenzhou International Group Holdings Ltd.	106,000	557,189
SITC International Holdings Co. Ltd.	168,000	96,219
Sunny Optical Technology Group Co. Ltd.	139,000	268,235
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Tencent Holdings Ltd.	12,800	$ 238,472
Wasion Group Holdings Ltd.	224,000	295,881
TOTAL CAYMAN ISLANDS		2,737,367
China - 0.8%
Beijing Urban Consolidated & Development Group Ltd. (H Shares)	158,000	140,425
China Eastern Airlines Corp. Ltd. (H Shares) (a)	96,000	77,149
Daqin Railway Co. Ltd. (A Shares)	94,500	155,528
Inner Mongoli Yili Industries Co. Ltd.	137,900	383,293
Kweichow Moutai Co. Ltd.	4,926	164,072
PICC Property & Casualty Co. Ltd. (H Shares)	109,720	228,433
Qingdao Haier Co. Ltd.	75,000	135,030
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	1,000	6,792
TOTAL CHINA		1,290,722
Curacao - 0.2%
Sapiens International Corp. NV	31,758	339,629
Denmark - 0.7%
Ambu A/S Series B	1,200	32,760
Genmab A/S (a)	6,400	602,339
SimCorp A/S	8,800	374,931
William Demant Holding A/S (a)	1,800	137,089
TOTAL DENMARK		1,147,119
Finland - 0.2%
Huhtamaki Oyj	8,000	283,964
France - 0.7%
ALTEN	5,700	287,210
Atos Origin SA	69	5,253
Les Nouveaux Construct Investment SA	5,700	93,900
Nexity	7,300	321,892
Sartorius Stedim Biotech	800	249,522
SR Teleperformance SA	3,000	222,725
TOTAL FRANCE		1,180,502
Germany - 2.1%
BAUER AG	18,100	344,988
DIC Asset AG	38,500	336,697
GFT Technologies AG (d)	14,200	348,786
Krones AG	2,000	230,742
MLP AG	12,800	58,761
Common Stocks - continued
	Shares	Value
Germany - continued
Nemetschek AG	4,000	$ 147,978
Open Business Club AG	1,800	302,656
Patrizia Immobilien AG	9,590	256,986
ProSiebenSat.1 Media AG	5,900	301,629
Rational AG	800	312,562
RIB Software AG	21,000	383,311
Rocket Internet AG (a)	1,037	37,293
Stroer Out-of-Home Media AG	6,000	297,154
TOTAL GERMANY		3,359,543
Greece - 0.1%
Mytilineos Holdings SA	21,200	124,804
Hong Kong - 0.6%
Cathay Pacific Airways Ltd.	213,000	503,905
Cheung Kong Property Holdings Ltd. (a)	13,500	112,496
Hang Lung Properties Ltd.	134,000	382,867
MTR Corp. Ltd.	6	27
TOTAL HONG KONG		999,295
India - 1.4%
Alstom India Ltd. (a)	544	6,993
Arvind Mills Ltd.	42,448	211,251
Bayer CropScience Ltd.	109	6,818
Bharti Infratel Ltd.	26,588	186,005
Britannia Industries Ltd. (a)	179	8,822
Dalmia Bharat Ltd. (a)	817	9,090
Dcb Bank Ltd. (a)	181,614	375,641
HDFC Bank Ltd. (a)	13,770	278,550
Housing Development Finance Corp. Ltd.	17,376	363,986
Kalpataru Power Transmission Ltd. (a)	1,663	7,051
Maruti Suzuki India Ltd. (a)	5,894	413,137
Motherson Sumi Systems Ltd.	347	1,884
Motherson Sumi Systems Ltd.	695	3,774
Pc Jeweller Ltd. (a)	1,028	7,392
Torrent Pharmaceuticals Ltd.	307	6,917
UPL Ltd.	909	7,610
Voltas Ltd. (a)	1,259	6,249
Whirlpool of India Ltd. (a)	31,035	361,915
TOTAL INDIA		2,263,085
Indonesia - 0.3%
PT ACE Hardware Indonesia Tbk	98,900	4,679
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Astra International Tbk	11,100	$ 5,457
PT Bank Rakyat Indonesia Tbk	128,400	94,918
Waskita Karya Persero Tbk PT	2,855,600	373,640
TOTAL INDONESIA		478,694
Ireland - 4.0%
Accenture PLC Class A	700	72,177
Allergan PLC (a)	3,700	1,225,255
C&C Group PLC	53,085	206,851
Endo Health Solutions, Inc. (a)	14,000	1,225,560
Fleetmatics Group PLC (a)	5,800	277,646
Horizon Pharma PLC (a)	23,500	865,975
Jazz Pharmaceuticals PLC (a)	6,500	1,249,560
Medtronic PLC	15,400	1,207,206
TOTAL IRELAND		6,330,230
Isle of Man - 0.2%
Playtech Ltd.	26,779	379,093
Israel - 1.1%
Frutarom Industries Ltd.	8,900	375,055
Teva Pharmaceutical Industries Ltd. sponsored ADR	19,300	1,332,086
TOTAL ISRAEL		1,707,141
Italy - 0.8%
Brembo SpA	6,100	275,275
Industria Macchine Automatiche SpA (IMA)	5,500	285,106
Interpump Group SpA	14,300	242,956
Mediaset SpA	34,100	172,796
Moncler SpA	16,300	331,177
TOTAL ITALY		1,307,310
Japan - 9.4%
Ain Pharmaciez, Inc.	9,000	427,724
Ajinomoto Co., Inc.	17,000	391,205
Alps Electric Co. Ltd.	4,300	135,833
Asahi Co. Ltd.	39,500	473,292
Astellas Pharma, Inc.	21,400	322,377
Broadleaf Co. Ltd.	19,300	184,848
Chodai Co. Ltd.	63,800	267,174
FJ Next Co. Ltd.	18,600	91,848
GCA Savvian Group Corp.	8,700	134,991
Gulliver International Co. Ltd. (d)	39,500	392,339
Common Stocks - continued
	Shares	Value
Japan - continued
Hoshizaki Electric Co. Ltd.	2,500	$ 149,272
Hoya Corp.	18,600	787,613
Jamco Corp.	4,500	136,342
JK Holdings Co. Ltd.	16,200	78,951
KDDI Corp.	15,900	404,187
Keyence Corp.	400	201,719
Kinugawa Rubber Industrial Co. Ltd.	22,000	121,241
Koito Manufacturing Co. Ltd.	7,200	283,213
Koshidaka Holdings Co. Ltd.	15,200	341,566
Message Co. Ltd.	14,100	415,827
Minebea Ltd.	23,000	360,584
Misumi Group, Inc.	42,300	523,225
Monex Group, Inc.	132,300	358,678
Murata Manufacturing Co. Ltd.	2,300	341,469
NGK Insulators Ltd.	15,000	384,879
Nichi-iko Pharmaceutical Co. Ltd.	15,200	523,081
Nifco, Inc.	6,100	263,816
Olympus Corp.	10,700	410,094
Open House Co. Ltd.	27,400	454,769
OSG Corp.	17,000	362,674
Penta-Ocean Construction Co. Ltd.	84,900	347,999
Pigeon Corp.	3,600	109,654
Saizeriya Co. Ltd.	17,300	403,134
Sakai Heavy Industries Ltd.	36,000	70,876
Seikitokyu Kogyo Co. Ltd.	72,000	320,684
Sohgo Security Services Co., Ltd.	4,700	208,956
Sony Corp. (a)	13,600	385,511
Sundrug Co. Ltd.	5,200	303,353
Suzuki Motor Corp.	8,000	278,888
Takeuchi Manufacturing Co. Ltd.	5,600	344,761
TDK Corp.	6,100	427,716
Temp Holdings Co., Ltd.	4,700	194,546
Toshiba Corp.	34,000	104,248
Tsuruha Holdings, Inc.	7,300	641,441
United Arrows Ltd.	4,100	163,755
Unizo Holdings Co. Ltd.	9,300	419,470
Yamaha Motor Co. Ltd.	25,500	579,812
TOTAL JAPAN		15,029,635
Korea (South) - 1.1%
Amicogen, Inc.	617	49,210
Cosmax Bti, Inc.	130	10,223
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Cuckoo Electronics Co. Ltd.	1,543	$ 396,323
Fila Korea Ltd.	1,573	138,274
Hanssem Co. Ltd.	37	9,424
KONA I Co. Ltd.	8,985	356,768
LG Household & Health Care Ltd.	16	11,759
Loen Entertainment, Inc.	192	14,704
Medy-Tox, Inc.	19	8,674
Osstem Implant Co. Ltd. (a)	6,600	339,045
SK C&C Co. Ltd.	1,424	373,696
TOTAL KOREA (SOUTH)		1,708,100
Liberia - 0.2%
Royal Caribbean Cruises Ltd.	3,500	314,475
Luxembourg - 0.2%
Stabilus SA (a)	6,900	253,898
Malaysia - 0.8%
Cahya Mata Sarawak Bhd	216,800	330,394
Globetronics Technology Bhd	36,100	57,945
IHH Healthcare Bhd	6,200	9,757
IJM Corp. Bhd	49,000	87,248
Kossan Rubber Industries Bhd	20,300	38,803
Matrix Concepts Holdings Bhd	452,083	300,678
Matrix Concepts Holdings Bhd warrants 7/20/20 (a)	64,583	9,893
Mitrajaya Holding Bhd	762,800	397,479
My E.G.Services Bhd	7,000	4,839
TIME dotCom Bhd	3,800	6,726
Unisem (M) Bhd	11,000	6,510
TOTAL MALAYSIA		1,250,272
Marshall Islands - 0.2%
StealthGas, Inc. (a)	48,400	272,492
Mexico - 1.0%
Controladora Vuela Compania de Aviacion S.A.B. de CV (a)	150,000	205,462
El Puerto de Liverpool S.A.B. de CV Class C	15,238	178,364
Grupo Aeroportuario del Pacifico SA de CV Series B	9,700	76,571
Grupo Aeroportuario del Sureste SA de CV Series B	8,345	124,886
Grupo Aeroportuario Norte S.A.B. de CV	73,700	409,930
Grupo Lala S.A.B. de CV (a)	172,900	400,044
Infraestructura Energetica Nova S.A.B. de CV	48,200	235,398
TOTAL MEXICO		1,630,655
Common Stocks - continued
	Shares	Value
Netherlands - 1.4%
Euronext NV	10,000	$ 456,488
Fiat Chrysler Automobiles NV (a)	14,900	234,004
Heijmans NV (Certificaten Van Aandelen) (a)	25,400	311,035
IMCD Group BV	9,600	352,670
Mota-Engil Africa NV	2,340	17,989
Nsi NV	35,061	157,065
Randstad Holding NV	5,900	403,943
TKH Group NV unit	7,111	305,358
TOTAL NETHERLANDS		2,238,552
New Zealand - 0.2%
Diligent Board Member Services, Inc. (a)	58,253	220,719
Fisher & Paykel Healthcare Corp.	19,412	96,104
TOTAL NEW ZEALAND		316,823
Norway - 0.2%
XXL ASA	31,100	343,612
Panama - 0.1%
Copa Holdings SA Class A	2,400	181,272
Philippines - 0.6%
Ayala Corp.	7,700	131,494
D&L Industries, Inc.	27,800	13,116
Filinvest Land, Inc.	5,547,000	229,531
GT Capital Holdings, Inc.	8,445	258,851
SM Prime Holdings, Inc.	831,700	390,585
TOTAL PHILIPPINES		1,023,577
Poland - 0.3%
Kruk SA	6,000	275,815
NG2 SA	5,000	255,826
TOTAL POLAND		531,641
South Africa - 1.0%
Capitec Bank Holdings Ltd.	5,400	198,810
Consolidated Infra Group Ltd. (a)	145,700	356,584
DataTec Ltd.	63,210	340,578
Famous Brands Ltd.	200	2,036
Mpact Ltd.	356	1,266
Peregrine Holdings Ltd.	42,200	109,985
Pioneer Foods Ltd.	300	4,696
Spar Group Ltd.	100	1,564
Standard Bank Group Ltd.	20,100	241,958
Common Stocks - continued
	Shares	Value
South Africa - continued
Transaction Capital Ltd.	185,800	$ 154,512
Woolworths Holdings Ltd.	500	3,925
Zeder Investments Ltd.	326,347	223,150
TOTAL SOUTH AFRICA		1,639,064
Spain - 0.7%
Cie Automotive SA	15,700	248,465
Gamesa Corporacion Tecnologica SA	21,200	335,623
Melia Hotels International SA (d)	20,200	290,841
Viscofan Envolturas Celulosicas SA	3,700	221,137
TOTAL SPAIN		1,096,066
Sweden - 0.9%
AarhusKarlshamn AB	6,000	406,526
Betsson AB (B Shares)	11,300	189,016
HEXPOL AB (B Shares)	20,900	224,221
ITAB Shop Concept AB	13,400	310,662
Nibe Industrier AB (B Shares)	11,100	312,667
TOTAL SWEDEN		1,443,092
Switzerland - 1.1%
ACE Ltd.	4,600	500,342
Comet Holding AG	486	411,916
Lonza Group AG	3,195	463,230
u-blox Holding AG	1,520	321,995
TOTAL SWITZERLAND		1,697,483
Taiwan - 0.5%
ADLINK Technology, Inc.	5,450	14,856
Aerospace Industries Development Corp.	4,000	4,801
Catcher Technology Co. Ltd.	9,000	98,926
ECLAT Textile Co. Ltd.	2,000	29,280
Hota Industrial Manufacturing Co. Ltd.	124,000	365,028
Makalot Industrial Co. Ltd.	2,000	17,025
Sporton International, Inc.	29,000	177,243
Voltronic Power Technology Corp.	3,000	36,387
TOTAL TAIWAN		743,546
Thailand - 0.3%
Bangkok Airways PCL	599,800	366,563
Kasikornbank PCL (For. Reg.)	17,900	90,823
KCE Electronics PCL	7,500	11,299
Major Cineplex Group PCL (For. Reg.)	25,000	23,273
Common Stocks - continued
	Shares	Value
Thailand - continued
MC Group PCL	11,400	$ 4,407
Samart Telecoms PCL	7,400	4,207
TOTAL THAILAND		500,572
Turkey - 0.4%
Aksa Akrilik Kimya Sanayii	76,000	304,428
Soda Sanayii AS	49,013	80,477
Turk Tuborg Bira ve Malt Sanayii A/S (a)	83,411	193,546
TOTAL TURKEY		578,451
United Kingdom - 5.7%
B&M European Value Retail S.A.	19,857	110,612
Barratt Developments PLC	73,100	724,895
Bellway PLC	8,300	312,506
Bovis Homes Group PLC	20,640	368,417
Cairn Energy PLC (a)	174,896	440,826
Crest Nicholson PLC	36,600	312,074
Development Securities PLC	26,800	112,478
Dialog Semiconductor PLC (a)	4,900	243,886
Domino's Pizza UK & IRL PLC	15,600	218,647
Ensco PLC Class A	19,700	326,626
Essentra PLC	17,254	245,870
Galliford Try PLC	14,900	413,017
ITV PLC	182,700	800,875
Marshalls PLC	65,800	328,821
Micro Focus International PLC	17,700	386,424
Moneysupermarket.com Group PLC	64,100	293,598
Persimmon PLC	11,800	377,210
Redrow PLC	45,386	330,500
Rightmove PLC	5,900	335,749
SABMiller PLC	2,200	115,592
Sports Direct International PLC (a)	33,900	419,284
Ted Baker PLC	6,000	302,367
Telit Communications PLC (a)	91,600	468,479
The Restaurant Group PLC	56,000	589,866
Travis Perkins PLC	8,300	291,249
Whitbread PLC	3,002	243,311
TOTAL UNITED KINGDOM		9,113,179
United States of America - 49.2%
AbbVie, Inc.	12,300	861,123
Abraxas Petroleum Corp. (a)	198,900	373,932
Acuity Brands, Inc.	900	181,071
Common Stocks - continued
	Shares	Value
United States of America - continued
Adobe Systems, Inc. (a)	7,900	$ 647,721
AFLAC, Inc.	8,400	538,020
Allegiant Travel Co.	3,000	638,190
Alliance Data Systems Corp. (a)	3,900	1,072,656
AMC Networks, Inc. Class A (a)	9,500	800,090
Amphastar Pharmaceuticals, Inc. (a)	22,100	359,346
Apogee Enterprises, Inc.	4,900	270,382
Apple, Inc.	14,900	1,807,370
AutoZone, Inc. (a)	300	210,282
Baxalta, Inc.	20,600	676,298
Belden, Inc.	15,400	912,142
Blackhawk Network Holdings, Inc. (a)	26,800	1,230,924
BofI Holding, Inc. (a)	9,700	1,191,645
Boston Scientific Corp. (a)	66,200	1,147,908
Buffalo Wild Wings, Inc. (a)	100	19,558
Cadence Design Systems, Inc. (a)	18,100	379,557
Capital One Financial Corp.	11,600	943,080
Cardinal Health, Inc.	12,400	1,053,752
Catalent, Inc. (a)	26,400	899,712
Caterpillar, Inc.	4,300	338,109
CBRE Group, Inc. (a)	13,400	508,798
CDW Corp.	33,000	1,185,690
CIT Group, Inc.	16,900	794,976
Citigroup, Inc.	32,400	1,894,098
City National Corp.	1,600	143,856
Cognizant Technology Solutions Corp. Class A (a)	11,600	731,960
Colfax Corp. (a)(d)	12,300	469,122
Cummins, Inc.	3,300	427,449
CVB Financial Corp.	65,600	1,161,776
CVS Health Corp.	7,400	832,278
Cytec Industries, Inc.	6,200	460,226
D.R. Horton, Inc.	13,800	409,722
DaVita HealthCare Partners, Inc. (a)	7,700	608,531
Deere & Co.	2,900	274,253
Dermira, Inc.	3,100	69,998
DineEquity, Inc.	10,900	1,133,709
Discover Financial Services	6,400	357,184
Dynegy, Inc. (a)	4,300	112,015
Eastman Chemical Co.	4,200	329,280
Electronic Arts, Inc. (a)	10,500	751,275
Envision Healthcare Holdings, Inc. (a)	7,600	340,480
Ethan Allen Interiors, Inc.	11,600	350,204
Common Stocks - continued
	Shares	Value
United States of America - continued
Etsy, Inc. (d)	400	$ 8,336
Extra Space Storage, Inc.	2,200	161,744
Facebook, Inc. Class A (a)	6,600	620,466
FedEx Corp.	7,060	1,210,225
Fidelity National Information Services, Inc.	12,400	811,332
First Republic Bank	8,600	548,594
FleetCor Technologies, Inc. (a)	450	69,669
Foot Locker, Inc.	6,300	444,465
Fox Factory Holding Corp. (a)	47,400	752,712
G-III Apparel Group Ltd. (a)	7,400	534,502
Gilead Sciences, Inc.	6,700	789,662
Global Payments, Inc.	12,700	1,423,543
Gogo, Inc. (a)	10,200	185,946
Google, Inc.:
Class A (a)	1,200	789,000
Class C	1,359	850,204
Halliburton Co.	14,500	605,955
Hanesbrands, Inc.	20,700	642,321
Harris Corp.	6,300	522,522
Helmerich & Payne, Inc.	2,300	132,802
Hilltop Holdings, Inc. (a)	15,900	334,695
Hologic, Inc. (a)	12,200	508,252
Hooker Furniture Corp.	13,600	339,320
Houghton Mifflin Harcourt Co. (a)	21,000	548,730
IPG Photonics Corp. (a)(d)	9,300	857,646
Johnson Controls, Inc.	400	18,224
Jones Lang LaSalle, Inc.	6,100	1,086,044
Juniper Networks, Inc.	3,600	102,312
Kate Spade & Co. (a)	5,800	116,696
Keysight Technologies, Inc. (a)	2,000	61,080
Knoll, Inc.	30,000	726,000
Kroger Co.	15,400	604,296
Laboratory Corp. of America Holdings (a)	9,700	1,234,713
Ladder Capital Corp. Class A	10,400	163,384
Lakeland Financial Corp.	11,100	472,194
Lennar Corp. Class A	20,800	1,103,232
Lennox International, Inc.	3,500	413,245
Liberty Tax, Inc.	4,500	118,170
Lithia Motors, Inc. Class A (sub. vtg.)	3,000	359,070
LPL Financial (d)	9,200	433,780
M&T Bank Corp.	3,300	432,795
Malibu Boats, Inc. Class A (a)	56,000	1,081,360
Common Stocks - continued
	Shares	Value
United States of America - continued
Marsh & McLennan Companies, Inc.	2,700	$ 156,438
McGraw Hill Financial, Inc.	7,400	752,950
McKesson Corp.	5,100	1,124,907
MedAssets, Inc. (a)	10,400	242,320
Middleby Corp. (a)	2,500	306,750
Modine Manufacturing Co. (a)	21,500	217,795
Multi-Color Corp.	4,500	287,370
News Corp. Class A (a)	900	13,257
NVR, Inc. (a)	300	447,012
Oaktree Capital Group LLC Class A	1,500	82,785
Omega Flex, Inc.	25,179	817,059
Omnicare, Inc.	8,137	788,068
Opus Bank	2,700	105,705
PacWest Bancorp	16,100	745,269
Polaris Industries, Inc.	7,400	1,014,244
Praxair, Inc.	3,300	376,662
Priceline Group, Inc. (a)	800	994,856
Primerica, Inc.	600	27,138
Procter & Gamble Co.	13,900	1,066,130
PulteGroup, Inc.	55,800	1,156,176
PVH Corp.	3,000	348,120
QUALCOMM, Inc.	700	45,073
Regions Financial Corp.	42,000	436,380
Reinsurance Group of America, Inc.	3,100	299,212
Rexnord Corp. (a)	42,600	903,120
Ruth's Hospitality Group, Inc.	53,400	936,102
Signature Bank (a)	2,300	334,857
Sportsman's Warehouse Holdings, Inc. (a)(d)	28,600	334,334
SS&C Technologies Holdings, Inc.	3,600	244,908
Steris Corp. (d)	11,100	767,343
Stifel Financial Corp. (a)	10,900	598,955
Store Capital Corp.	18,300	384,300
Textron, Inc.	22,800	996,360
The Western Union Co.	26,000	526,240
Thermo Fisher Scientific, Inc.	8,500	1,186,005
TJX Companies, Inc.	5,900	411,938
Toll Brothers, Inc. (a)	21,000	817,320
Total System Services, Inc.	14,100	651,702
Tractor Supply Co.	3,000	277,560
U.S. Bancorp	16,700	755,007
U.S. Physical Therapy, Inc.	5,700	301,302
UMB Financial Corp.	7,400	405,668
Common Stocks - continued
	Shares	Value
United States of America - continued
Vantiv, Inc. (a)	29,700	$ 1,306,800
Visa, Inc. Class A	9,400	708,196
Wabtec Corp.	2,900	293,451
Walgreens Boots Alliance, Inc.	4,100	396,183
XPO Logistics, Inc. (a)	4,300	186,405
Yum! Brands, Inc.	2,300	201,848
Zebra Technologies Corp. Class A (a)	6,600	710,358
TOTAL UNITED STATES OF AMERICA		78,606,924
TOTAL COMMON STOCKS (Cost $142,609,096)		158,312,406
Nonconvertible Preferred Stocks - 0.3%

Brazil - 0.1%
Banco do Estado Rio Grande do Sul SA	36,300	104,852
Germany - 0.2%
Sartorius AG (non-vtg.)	1,700	366,217
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $330,069)		471,069
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.17% (b)	1,636,948	1,636,948
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	2,184,443	2,184,443
TOTAL MONEY MARKET FUNDS (Cost $3,821,391)		3,821,391
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $146,760,556)		162,604,866
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(2,911,849)
NET ASSETS - 100%		$ 159,693,017
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,900
Fidelity Securities Lending Cash Central Fund	9,768
Total	$ 11,668
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 35,074,298	$ 34,275,650	$ 798,648	$ -
Consumer Staples	7,725,874	7,725,874	-	-
Energy	3,334,335	3,334,335	-	-
Financials	27,914,008	27,635,458	278,550	-
Health Care	26,574,446	26,227,751	346,695	-
Industrials	23,440,844	23,440,844	-	-
Information Technology	30,373,101	30,134,629	238,472	-
Materials	3,246,458	3,121,654	-	124,804
Telecommunication Services	601,125	601,125	-	-
Utilities	498,986	498,986	-	-
Money Market Funds	3,821,391	3,821,391	-	-
Total Investments in Securities:	$ 162,604,866	$ 160,817,697	$ 1,662,365	$ 124,804

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ -
Level 2 to Level 1	$ 10,418,483
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $146,925,045. Net unrealized appreciation aggregated $15,679,821, of which $20,612,043 related to appreciated investment securities and $4,932,222 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price <(last ask price to value short positions)> or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Global
Equity Income Fund

July 31, 2015

1.938155.103

AGED-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.1%
	Shares	Value
Australia - 0.5%
Telstra Corp. Ltd.	12,693	$ 60,214
Bailiwick of Jersey - 2.2%
Shire PLC	1,956	173,881
Wolseley PLC	1,400	93,049
TOTAL BAILIWICK OF JERSEY		266,930
Canada - 3.3%
Constellation Software, Inc.	190	84,481
Fairfax Financial Holdings Ltd. (sub. vtg.)	110	53,050
Potash Corp. of Saskatchewan, Inc.	2,700	73,453
PrairieSky Royalty Ltd.	910	18,682
Suncor Energy, Inc.	5,840	164,503
TOTAL CANADA		394,169
Cayman Islands - 0.6%
SITC International Holdings Co. Ltd.	137,000	78,464
Chile - 0.4%
Vina San Pedro SA	4,990,928	42,270
China - 0.0%
Kweichow Moutai Co. Ltd.	127	4,230
France - 2.6%
Cegedim SA (a)	1,000	43,919
Renault SA	787	72,413
Sanofi SA	1,788	192,730
TOTAL FRANCE		309,062
Germany - 0.9%
AURELIUS AG	1,299	62,772
Muenchener Rueckversicherungs AG	240	44,097
TOTAL GERMANY		106,869
Hong Kong - 1.9%
HKT Trust/HKT Ltd. unit	61,280	74,621
Techtronic Industries Co. Ltd.	43,000	151,703
TOTAL HONG KONG		226,324
Indonesia - 0.5%
PT Bank Central Asia Tbk	60,700	58,782
Ireland - 3.7%
Accenture PLC Class A	1,628	167,863
C&C Group PLC	133	518
Common Stocks - continued
	Shares	Value
Ireland - continued
Greencore Group PLC	18,015	$ 89,013
Medtronic PLC	2,387	187,117
TOTAL IRELAND		444,511
Isle of Man - 0.5%
Playtech Ltd.	4,294	60,787
Israel - 2.5%
Bezeq The Israel Telecommunication Corp. Ltd.	42,000	77,442
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	900	42,912
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,701	186,423
TOTAL ISRAEL		306,777
Italy - 0.2%
Astaldi SpA	2,800	26,938
Japan - 11.3%
A/S One Corp.	1,300	42,902
Astellas Pharma, Inc.	8,700	131,060
Broadleaf Co. Ltd.	4,800	45,972
Daiichikosho Co. Ltd.	4,200	165,208
Daito Trust Construction Co. Ltd.	600	63,396
Fukuda Denshi Co. Ltd.	700	36,826
Hoya Corp.	3,600	152,441
Japan Tobacco, Inc.	3,500	135,936
KDDI Corp.	3,200	81,346
Leopalace21 Corp. (a)	5,900	32,277
NEC Corp.	20,000	63,904
Olympus Corp.	2,200	84,318
Shinsei Bank Ltd.	20,000	43,733
Sony Corp. (a)	3,400	96,378
Suzuki Motor Corp.	1,900	66,236
Tsuruha Holdings, Inc.	700	61,508
United Arrows Ltd.	1,700	67,899
TOTAL JAPAN		1,371,340
Korea (South) - 0.6%
Samsung Electronics Co. Ltd.	73	74,187
Luxembourg - 0.9%
Altice SA (a)	873	110,259
Netherlands - 0.8%
LyondellBasell Industries NV Class A	1,000	93,830
Common Stocks - continued
	Shares	Value
Singapore - 0.6%
United Overseas Bank Ltd.	4,279	$ 69,245
South Africa - 1.2%
Capitec Bank Holdings Ltd.	1,500	55,225
EOH Holdings Ltd.	3,000	40,870
Lewis Group Ltd.	11,800	53,682
TOTAL SOUTH AFRICA		149,777
Sweden - 1.6%
Intrum Justitia AB	1,800	61,240
Nordea Bank AB	5,310	66,169
Svenska Handelsbanken AB (A Shares)	4,310	65,948
TOTAL SWEDEN		193,357
Switzerland - 1.8%
Banque Cantonale Vaudoise (Bearer)	100	64,835
Sika AG (Bearer)	20	72,503
TE Connectivity Ltd.	1,248	76,028
TOTAL SWITZERLAND		213,366
Taiwan - 2.0%
ECLAT Textile Co. Ltd.	3,000	43,920
King's Town Bank	20,000	16,677
Taiwan Semiconductor Manufacturing Co. Ltd.	41,000	178,670
TOTAL TAIWAN		239,267
United Kingdom - 11.4%
British American Tobacco PLC (United Kingdom)	1,607	95,417
Hilton Food Group PLC	11,081	76,227
Imperial Tobacco Group PLC	2,587	135,946
ITV PLC	28,488	124,879
Lloyds Banking Group PLC	124,613	162,272
Micro Focus International PLC	8,116	177,187
Reckitt Benckiser Group PLC	827	79,308
St. James's Place Capital PLC	5,800	88,674
Standard Chartered PLC (United Kingdom)	2,576	39,432
Tesco PLC	14,540	48,897
Vodafone Group PLC	32,627	123,591
WH Smith PLC	5,842	144,237
William Hill PLC	13,832	87,461
TOTAL UNITED KINGDOM		1,383,528
United States of America - 41.1%
American Tower Corp.	1,027	97,678
Common Stocks - continued
	Shares	Value
United States of America - continued
Amgen, Inc.	735	$ 129,794
Apple, Inc.	3,034	368,025
Bank of America Corp.	7,677	137,265
BWX Technologies, Inc.	3,472	85,272
Capital One Financial Corp.	1,592	129,430
Chevron Corp.	2,195	194,214
Columbia Pipeline Group, Inc.	2,495	72,804
Comcast Corp. Class A	1,654	103,226
Community Trust Bancorp, Inc.	1,378	48,244
CVB Financial Corp.	4,296	76,082
CVS Health Corp.	2,001	225,052
Danaher Corp.	931	85,242
Deere & Co.	746	70,549
Diamond Hill Investment Group, Inc.	392	75,456
Dr. Pepper Snapple Group, Inc.	539	43,239
EMC Corp.	4,100	110,249
Exxon Mobil Corp.	2,322	183,926
FedEx Corp.	385	65,997
General Electric Co.	8,687	226,731
IBM Corp.	969	156,968
Johnson & Johnson	2,296	230,082
JPMorgan Chase & Co.	4,577	313,662
Lakeland Financial Corp.	1,343	57,131
McGraw Hill Financial, Inc.	908	92,389
Microsoft Corp.	3,246	151,588
Oracle Corp.	5,245	209,485
PepsiCo, Inc.	891	85,848
Procter & Gamble Co.	1,968	150,946
SunTrust Banks, Inc.	1,711	75,866
Target Corp.	1,974	161,572
The Blackstone Group LP	1,400	54,950
The Coca-Cola Co.	2,780	114,202
U.S. Bancorp	3,130	141,507
United Technologies Corp.	788	79,044
VF Corp.	929	71,617
Wells Fargo & Co.	3,590	207,753
Western Digital Corp.	1,071	92,170
TOTAL UNITED STATES OF AMERICA		4,975,255
TOTAL COMMON STOCKS (Cost $10,078,440)		11,259,738
Nonconvertible Bonds - 0.0%
		Principal Amount (c)	Value
Canada - 0.0%
Constellation Software, Inc. 8.5% 3/31/40 (d) (Cost $429)	CAD	500	$ 460
Money Market Funds - 6.9%
	Shares
Fidelity Cash Central Fund, 0.17% (b) (Cost $832,536)	832,536	832,536
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,911,405)		12,092,734
NET OTHER ASSETS (LIABILITIES) - 0.0%		194
NET ASSETS - 100%		$ 12,092,928
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Amount is stated in United States dollars unless otherwise noted.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 567
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,520,690	$ 1,424,312	$ 96,378	$ -
Consumer Staples	1,431,469	1,207,847	223,622	-
Energy	634,129	634,129	-	-
Financials	2,493,997	2,331,725	162,272	-
Health Care	1,591,493	1,224,882	366,611	-
Industrials	872,526	872,526	-	-
Information Technology	2,058,434	1,879,764	178,670	-
Materials	239,786	239,786	-	-
Telecommunication Services	417,214	293,623	123,591	-
Corporate Bonds	460	-	460	-
Money Market Funds	832,536	832,536	-	-
Total Investments in Securities:	$ 12,092,734	$ 10,941,130	$ 1,151,604	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 42,580
Level 2 to Level 1	$ 1,105,894
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $10,936,219. Net unrealized appreciation aggregated $1,156,515, of which $1,496,943 related to appreciated investment securities and $340,428 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® International
Capital Appreciation Fund

July 31, 2015

1.804862.111

AICAP-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Australia - 2.6%
Amcor Ltd.	101,327	$ 1,067,276
CSL Ltd.	20,077	1,452,266
Ramsay Health Care Ltd.	22,734	1,111,373
realestate.com.au Ltd.	32,886	1,043,491
Sydney Airport unit	253,695	1,040,309
Transurban Group unit	150,928	1,099,899
TOTAL AUSTRALIA		6,814,614
Bailiwick of Jersey - 1.7%
Shire PLC	18,530	1,647,246
Wolseley PLC	19,543	1,298,903
WPP PLC	56,600	1,300,431
TOTAL BAILIWICK OF JERSEY		4,246,580
Bermuda - 0.8%
Invesco Ltd.	25,700	992,020
Signet Jewelers Ltd.	8,610	1,043,704
TOTAL BERMUDA		2,035,724
Brazil - 1.7%
BB Seguridade Participacoes SA	121,100	1,140,634
Cielo SA	81,444	1,040,186
Qualicorp SA	179,300	1,065,657
Weg SA	185,700	1,019,629
TOTAL BRAZIL		4,266,106
Canada - 3.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	26,400	1,178,245
Canadian National Railway Co.	28,220	1,760,500
Canadian Pacific Railway Ltd.	9,230	1,485,862
CI Financial Corp.	43,200	1,091,685
Constellation Software, Inc.	2,410	1,071,578
Valeant Pharmaceuticals International, Inc. (Canada) (a)	7,610	1,951,130
TOTAL CANADA		8,539,000
Cayman Islands - 1.7%
Alibaba Group Holding Ltd. sponsored ADR	13,210	1,034,871
Baidu.com, Inc. sponsored ADR (a)	6,000	1,035,960
Tencent Holdings Ltd.	128,200	2,388,448
TOTAL CAYMAN ISLANDS		4,459,279
Common Stocks - continued
	Shares	Value
Denmark - 1.4%
Coloplast A/S Series B	15,930	$ 1,148,767
Novo Nordisk A/S Series B sponsored ADR	40,160	2,367,834
TOTAL DENMARK		3,516,601
Finland - 0.5%
Sampo Oyj (A Shares)	25,300	1,250,358
France - 7.2%
Air Liquide SA	11,412	1,485,814
Bureau Veritas SA	44,294	1,034,941
Christian Dior SA	6,000	1,243,768
Dassault Systemes SA	13,300	1,004,504
Essilor International SA	9,721	1,244,832
Hermes International SCA	2,910	1,132,789
Ingenico SA	8,095	1,061,061
Ipsen SA	15,500	996,179
Korian	29,413	1,048,873
L'Oreal SA	8,600	1,608,947
Natixis SA	150,400	1,105,198
Orpea (d)	14,100	1,064,771
Publicis Groupe SA	15,330	1,160,686
Safran SA	18,230	1,378,653
Sodexo SA	11,260	1,049,404
Zodiac Aerospace	37,220	1,109,807
TOTAL FRANCE		18,730,227
Germany - 5.0%
Bayer AG	18,400	2,713,908
Continental AG	5,700	1,274,228
CTS Eventim AG	26,592	1,002,158
Fresenius SE & Co. KGaA	17,400	1,200,653
Gerresheimer AG	14,400	1,058,168
Henkel AG & Co. KGaA	13,893	1,402,667
KUKA AG	11,880	1,018,465
ProSiebenSat.1 Media AG	20,090	1,027,072
Symrise AG	15,700	1,043,690
Wirecard AG	27,600	1,094,252
TOTAL GERMANY		12,835,261
Hong Kong - 1.2%
AIA Group Ltd.	326,000	2,123,628
Techtronic Industries Co. Ltd.	295,500	1,042,520
TOTAL HONG KONG		3,166,148
Common Stocks - continued
	Shares	Value
India - 3.4%
Adani Ports & Special Economic Zone	203,835	$ 1,035,290
Amara Raja Batteries Ltd. (a)	74,101	1,021,856
Asian Paints India Ltd.	81,907	1,130,013
Axis Bank Ltd. (a)	118,483	1,061,915
HDFC Bank Ltd. (a)	47,898	968,917
Housing Development Finance Corp. Ltd.	67,498	1,413,922
Tata Consultancy Services Ltd.	29,368	1,152,333
Titan Co. Ltd. (a)	192,530	987,930
TOTAL INDIA		8,772,176
Indonesia - 0.4%
PT Bank Central Asia Tbk	1,162,800	1,126,053
Ireland - 3.3%
Accenture PLC Class A	10,250	1,056,878
Allergan PLC (a)	3,256	1,078,224
Endo Health Solutions, Inc. (a)	12,250	1,072,365
Fleetmatics Group PLC (a)	21,900	1,048,353
Kerry Group PLC Class A	13,690	1,039,673
Kingspan Group PLC (Ireland)	40,460	1,020,454
Medtronic PLC	13,470	1,055,913
Perrigo Co. PLC	5,430	1,043,646
TOTAL IRELAND		8,415,506
Isle of Man - 0.4%
Playtech Ltd.	76,494	1,082,876
Israel - 1.6%
Check Point Software Technologies Ltd. (a)	12,660	1,022,548
Frutarom Industries Ltd.	24,500	1,032,454
Taro Pharmaceutical Industries Ltd. (a)	400	55,827
Teva Pharmaceutical Industries Ltd. sponsored ADR	27,180	1,875,964
TOTAL ISRAEL		3,986,793
Italy - 2.0%
Anima Holding SpA	87,634	899,882
Azimut Holding SpA	43,500	1,087,333
Luxottica Group SpA	15,030	1,089,928
Mediolanum SpA	129,000	1,032,097
Recordati SpA	40,700	1,014,215
TOTAL ITALY		5,123,455
Japan - 8.4%
Astellas Pharma, Inc.	103,100	1,553,134
Common Stocks - continued
	Shares	Value
Japan - continued
Dentsu, Inc.	20,400	$ 1,157,155
East Japan Railway Co.	4,000	395,369
Fanuc Corp.	9,020	1,505,092
Hoya Corp.	29,600	1,253,405
Kansai Paint Co. Ltd.	70,000	1,140,356
Keyence Corp.	2,787	1,405,475
M3, Inc.	47,300	1,115,568
Misumi Group, Inc.	86,500	1,069,952
Nidec Corp.	14,900	1,332,154
Nippon Paint Holdings Co. Ltd.	37,400	1,072,796
OBIC Co. Ltd.	22,000	1,045,548
Olympus Corp.	29,700	1,138,298
OMRON Corp.	25,740	1,010,409
Rakuten, Inc.	70,600	1,136,743
SHIMANO, Inc.	7,700	1,069,246
SK Kaken Co. Ltd.	10,130	1,062,573
SMC Corp.	4,900	1,243,829
Unicharm Corp.	43,000	1,034,103
TOTAL JAPAN		21,741,205
Luxembourg - 0.8%
Eurofins Scientific SA	3,300	1,083,824
Grand City Properties SA	58,492	1,012,083
TOTAL LUXEMBOURG		2,095,907
Mexico - 2.1%
Grupo Aeroportuario del Pacifico SA de CV Series B	136,200	1,075,145
Grupo Aeroportuario del Sureste SA de CV Series B	68,770	1,029,171
Grupo Aeroportuario Norte S.A.B. de CV	198,400	1,103,529
Grupo Televisa SA de CV (CPO) sponsored ADR	33,780	1,177,571
Megacable Holdings S.A.B. de CV unit	237,800	966,549
TOTAL MEXICO		5,351,965
Netherlands - 1.3%
IMCD Group BV	24,900	914,738
LyondellBasell Industries NV Class A	11,100	1,041,513
RELX NV	89,217	1,486,396
TOTAL NETHERLANDS		3,442,647
Norway - 0.4%
Schibsted ASA (A Shares)	31,260	1,089,907
Common Stocks - continued
	Shares	Value
Philippines - 2.0%
Ayala Corp.	63,810	$ 1,089,695
GT Capital Holdings, Inc.	32,705	1,002,452
International Container Terminal Services, Inc.	404,310	972,823
SM Investments Corp.	54,965	1,074,630
SM Prime Holdings, Inc.	2,312,500	1,086,002
TOTAL PHILIPPINES		5,225,602
South Africa - 1.9%
Aspen Pharmacare Holdings Ltd.	34,030	998,068
Discovery Ltd.	95,700	1,027,714
FirstRand Ltd.	238,700	1,032,900
Naspers Ltd. Class N	13,260	1,855,315
TOTAL SOUTH AFRICA		4,913,997
Spain - 1.4%
Aena SA	9,830	1,083,898
Amadeus IT Holding SA Class A	30,660	1,337,129
Grifols SA ADR	34,240	1,111,088
TOTAL SPAIN		3,532,115
Sweden - 1.0%
ASSA ABLOY AB (B Shares)	64,818	1,315,632
Hexagon AB (B Shares)	34,600	1,118,607
HEXPOL AB (B Shares)	23,400	251,041
TOTAL SWEDEN		2,685,280
Switzerland - 4.9%
Compagnie Financiere Richemont SA Series A	18,429	1,590,671
Geberit AG (Reg.)	3,430	1,187,349
Givaudan SA	650	1,210,804
Novartis AG sponsored ADR	40,840	4,237,148
Partners Group Holding AG	3,270	1,094,738
Schindler Holding AG (participation certificate)	6,782	1,092,784
SGS SA (Reg.)	620	1,183,794
Sika AG (Bearer)	309	1,120,177
TE Connectivity Ltd.	1,163	70,850
TOTAL SWITZERLAND		12,788,315
Taiwan - 1.5%
Largan Precision Co. Ltd.	12,000	1,214,782
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	115,840	2,561,222
TOTAL TAIWAN		3,776,004
Common Stocks - continued
	Shares	Value
Thailand - 0.4%
Airports of Thailand PCL (For. Reg.)	136,100	$ 1,137,391
Turkey - 0.4%
TAV Havalimanlari Holding A/S	145,000	1,104,074
United Arab Emirates - 0.8%
DP World Ltd.	48,762	1,109,336
First Gulf Bank PJSC	249,215	1,051,755
TOTAL UNITED ARAB EMIRATES		2,161,091
United Kingdom - 15.4%
AA PLC (a)	182,601	1,040,830
Aon PLC	9,800	987,546
ARM Holdings PLC	85,500	1,341,420
Ashtead Group PLC	82,940	1,271,271
Auto Trader Group PLC	200,200	1,060,795
BCA Marketplace PLC	401,400	1,084,444
Berkeley Group Holdings PLC	20,030	1,053,818
Bunzl PLC	40,900	1,171,403
Burberry Group PLC	44,100	1,108,098
Capita Group PLC	56,300	1,146,488
Close Brothers Group PLC	44,200	1,002,932
Compass Group PLC	88,041	1,409,265
Dignity PLC	26,967	1,030,505
Diploma PLC	89,690	1,041,379
Essentra PLC	80,500	1,147,130
Halma PLC	87,700	1,036,762
Hargreaves Lansdown PLC	58,200	1,088,839
Howden Joinery Group PLC	139,503	1,079,689
InterContinental Hotel Group PLC	28,800	1,209,665
Intertek Group PLC	27,330	1,044,377
ITV PLC	270,800	1,187,066
JUST EAT Ltd. (a)	155,196	1,056,698
London Stock Exchange Group PLC	28,963	1,180,957
Moneysupermarket.com Group PLC	231,300	1,059,428
Persimmon PLC	35,300	1,128,434
Prudential PLC	78,957	1,857,497
Reckitt Benckiser Group PLC	17,030	1,633,145
Rightmove PLC	18,330	1,043,097
Schroders PLC	21,100	1,042,234
Sophos Group PLC (a)	240,528	939,051
Spire Healthcare Group PLC	173,820	1,049,410
St. James's Place Capital PLC	66,319	1,013,922
Standard Life PLC	155,355	1,102,420
Common Stocks - continued
	Shares	Value
United Kingdom - continued
The Restaurant Group PLC	101,215	$ 1,066,131
Whitbread PLC	14,980	1,214,124
TOTAL UNITED KINGDOM		39,930,270
United States of America - 17.2%
A.O. Smith Corp.	14,577	1,046,920
Adobe Systems, Inc. (a)	12,320	1,010,117
AmerisourceBergen Corp.	9,790	1,035,293
Amphenol Corp. Class A	18,828	1,062,087
Apple, Inc.	8,600	1,043,180
AutoZone, Inc. (a)	1,471	1,031,083
Cerner Corp. (a)	14,710	1,055,001
Cognizant Technology Solutions Corp. Class A (a)	16,310	1,029,161
Domino's Pizza, Inc.	9,090	1,034,806
Ecolab, Inc.	9,050	1,048,081
Fidelity National Information Services, Inc.	16,270	1,064,546
Fiserv, Inc. (a)	12,069	1,048,313
FleetCor Technologies, Inc. (a)	7,000	1,083,740
Gartner, Inc. Class A (a)	11,460	1,015,012
Google, Inc. Class C	1,680	1,051,025
GrubHub, Inc. (a)	31,930	1,012,500
Henry Schein, Inc. (a)	7,070	1,046,219
Hexcel Corp.	20,300	1,053,367
Home Depot, Inc.	8,800	1,029,864
International Flavors & Fragrances, Inc.	9,100	1,051,869
L Brands, Inc.	12,370	998,506
Lowe's Companies, Inc.	15,370	1,066,063
MasterCard, Inc. Class A	10,830	1,054,842
McGraw Hill Financial, Inc.	9,824	999,592
McKesson Corp.	4,430	977,125
Mettler-Toledo International, Inc. (a)	2,880	972,288
Middleby Corp. (a)	8,440	1,035,588
Moody's Corp.	9,170	1,012,643
NIKE, Inc. Class B	8,910	1,026,610
Pool Corp.	14,800	1,042,216
PPG Industries, Inc.	9,760	1,057,789
Priceline Group, Inc. (a)	866	1,076,932
ServiceMaster Global Holdings, Inc. (a)	27,200	1,053,456
Sherwin-Williams Co.	3,800	1,055,488
Starbucks Corp.	17,120	991,762
Stericycle, Inc. (a)	7,450	1,050,227
The Walt Disney Co.	8,533	1,023,960
Common Stocks - continued
	Shares	Value
United States of America - continued
Time Warner, Inc.	11,830	$ 1,041,513
TransDigm Group, Inc. (a)	4,550	1,029,665
Union Pacific Corp.	11,100	1,083,249
UnitedHealth Group, Inc.	8,400	1,019,760
Valspar Corp.	12,860	1,070,981
Visa, Inc. Class A	13,770	1,037,432
TOTAL UNITED STATES OF AMERICA		44,629,871
TOTAL COMMON STOCKS (Cost $235,261,849)		253,972,398
Nonconvertible Preferred Stocks - 0.4%

Germany - 0.4%
Sartorius AG (non-vtg.) (Cost $588,335)	4,937	1,063,537
Money Market Funds - 0.7%

Fidelity Cash Central Fund, 0.17% (b)	1,872,066	1,872,066
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	86,680	86,680
TOTAL MONEY MARKET FUNDS (Cost $1,958,746)		1,958,746
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $237,808,930)		256,994,681
NET OTHER ASSETS (LIABILITIES) - 0.8%		1,971,261
NET ASSETS - 100%		$ 258,965,942
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,643
Fidelity Securities Lending Cash Central Fund	24,051
Total	$ 27,694
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 51,958,769	$ 45,780,144	$ 6,178,625	$ -
Consumer Staples	7,896,780	6,263,635	1,633,145	-
Financials	34,979,563	32,153,149	2,826,414	-
Health Care	47,976,977	46,329,731	1,647,246	-
Industrials	49,270,022	47,937,868	1,332,154	-
Information Technology	43,863,979	40,134,111	3,729,868	-
Materials	19,089,845	19,089,845	-	-
Money Market Funds	1,958,746	1,958,746	-	-
Total Investments in Securities:	$ 256,994,681	$ 239,647,229	$ 17,347,452	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 1,909,363
Level 2 to Level 1	$ 17,627,870
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $238,007,664. Net unrealized appreciation aggregated $18,987,017, of which $24,365,560 related to appreciated investment securities and $5,378,543 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Overseas Fund

July 31, 2015

1.804851.111

OS-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
Australia - 2.2%
AMP Ltd.	186,173	$ 900
BHP Billiton Ltd.	146,394	2,826
Carsales.com Ltd. (d)	135,616	1,076
iSelect Ltd. (a)	2,907,626	3,741
Macquarie Group Ltd.	41,347	2,483
McMillan Shakespeare Ltd.	264,254	2,752
WorleyParsons Ltd.	273,644	1,840
TOTAL AUSTRALIA		15,618
Bailiwick of Jersey - 2.8%
Glencore Xstrata PLC	448,172	1,456
Shire PLC	66,000	5,867
Wolseley PLC	194,408	12,921
TOTAL BAILIWICK OF JERSEY		20,244
Belgium - 0.8%
Ageas	35,290	1,453
KBC Groep NV	25,776	1,796
UCB SA	29,600	2,291
TOTAL BELGIUM		5,540
Bermuda - 0.6%
Clear Media Ltd.	1,278,000	1,442
Oriental Watch Holdings Ltd.	2,992,000	455
Signet Jewelers Ltd.	18,800	2,279
TOTAL BERMUDA		4,176
Brazil - 0.9%
BB Seguridade Participacoes SA	279,900	2,636
Cielo SA	283,872	3,626
TOTAL BRAZIL		6,262
Canada - 0.7%
Avigilon Corp. (a)(d)	82,100	1,000
Entertainment One Ltd.	734,800	3,829
Performance Sports Group Ltd. (a)	23,000	378
TOTAL CANADA		5,207
Cayman Islands - 3.7%
58.com, Inc. ADR (a)(d)	67,600	4,015
Alibaba Group Holding Ltd. sponsored ADR	79,400	6,220
Autohome, Inc. ADR Class A (a)	37,000	1,435
Bitauto Holdings Ltd. ADR (a)	18,300	716
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - continued
Ctrip.com International Ltd. sponsored ADR (a)	46,000	$ 3,293
Fu Shou Yuan International Group Ltd.	2,729,000	1,556
Qunar Cayman Islands Ltd. sponsored ADR (a)(d)	41,700	1,741
Sitoy Group Holdings Ltd.	870,000	466
Tencent Holdings Ltd.	392,600	7,314
TOTAL CAYMAN ISLANDS		26,756
China - 0.7%
Kweichow Moutai Co. Ltd.	106,810	3,558
TravelSky Technology Ltd. (H Shares)	1,229,000	1,485
TOTAL CHINA		5,043
Denmark - 2.2%
Danske Bank A/S	51,111	1,596
Novo Nordisk A/S:
Series B	18,115	1,069
Series B sponsored ADR	229,400	13,525
TOTAL DENMARK		16,190
France - 7.8%
AXA SA	49,558	1,306
AXA SA sponsored ADR	67,200	1,768
BNP Paribas SA	79,616	5,186
Edenred SA	51,086	1,274
GameLoft SE (a)	239,900	1,141
Havas SA	338,700	2,913
Hermes International SCA	3,646	1,419
Iliad SA	6,166	1,463
Ipsen SA	86,800	5,579
Orange SA	358,200	5,892
Pernod Ricard SA	33,900	4,060
Safran SA	36,800	2,783
Sanofi SA	90,904	9,799
Sanofi SA sponsored ADR	54,500	2,942
Societe Generale Series A	25,062	1,233
Total SA	130,591	6,444
Ubisoft Entertainment SA (a)	85,821	1,667
TOTAL FRANCE		56,869
Germany - 3.2%
Allianz SE	15,880	2,601
Axel Springer Verlag AG	57,700	3,229
Bayer AG	61,340	9,047
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
CTS Eventim AG	106,958	$ 4,031
Deutsche Bank AG	31,560	1,109
Deutsche Boerse AG	36,969	3,355
TOTAL GERMANY		23,372
Hong Kong - 1.1%
AIA Group Ltd.	655,400	4,269
Television Broadcasts Ltd.	644,200	3,407
TOTAL HONG KONG		7,676
India - 0.4%
Info Edge India Ltd.	214,247	2,788
Just Dial Ltd.	25,947	438
TOTAL INDIA		3,226
Ireland - 1.2%
Glanbia PLC	136,400	2,849
Kingspan Group PLC (United Kingdom)	136,600	3,435
Paddy Power PLC (Ireland)	28,170	2,513
TOTAL IRELAND		8,797
Isle of Man - 0.8%
Playtech Ltd.	390,218	5,524
Israel - 0.2%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	33,700	1,607
Italy - 2.6%
Assicurazioni Generali SpA	71,400	1,406
Brunello Cucinelli SpA	4,900	92
DiaSorin S.p.A.	11,100	510
Eni SpA	60,300	1,055
Eni SpA sponsored ADR	22,300	781
Intesa Sanpaolo SpA	2,043,400	7,867
Mediaset SpA	1,123,800	5,695
Tod's SpA (d)	15,724	1,589
TOTAL ITALY		18,995
Japan - 18.7%
Arcland Service Co. Ltd. (d)	132,600	6,163
Astellas Pharma, Inc.	629,300	9,480
Daiwa Securities Group, Inc.	208,000	1,617
Dentsu, Inc.	145,900	8,276
Fuji Media Holdings, Inc.	68,900	890
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Fukuda Denshi Co. Ltd.	14,400	$ 758
Hitachi Ltd.	703,000	4,563
Honda Motor Co. Ltd.	118,700	3,988
Hoya Corp.	121,500	5,145
Infomart Corp.	46,400	618
Japan Tobacco, Inc.	138,600	5,383
JTEKT Corp.	85,200	1,473
Keyence Corp.	9,600	4,841
Misumi Group, Inc.	644,900	7,977
Mitsubishi UFJ Financial Group, Inc.	987,800	7,188
MS&AD Insurance Group Holdings, Inc.	75,400	2,377
Nakanishi, Inc.	17,900	713
NEXT Co. Ltd.	914,800	6,842
Nomura Holdings, Inc.	204,200	1,462
Olympus Corp.	76,700	2,940
OMRON Corp.	62,000	2,434
ORIX Corp.	489,000	7,311
Proto Corp.	36,500	571
Rakuten, Inc.	608,000	9,790
Recruit Holdings Co. Ltd.	130,800	4,127
Sony Corp. (a)	13,200	374
Sony Corp. sponsored ADR (a)	64,700	1,834
Sumitomo Mitsui Financial Group, Inc.	108,900	4,911
Sundrug Co. Ltd.	17,300	1,009
Suzuki Motor Corp.	54,400	1,896
Tokio Marine Holdings, Inc.	59,300	2,471
Toyota Motor Corp.	99,900	6,652
Toyota Motor Corp. sponsored ADR	4,300	574
Welcia Holdings Co. Ltd. (d)	174,600	8,932
TOTAL JAPAN		135,580
Korea (South) - 0.7%
LG Household & Health Care Ltd.	1,255	922
Medy-Tox, Inc.	3,602	1,644
NAVER Corp.	6,321	2,835
TOTAL KOREA (SOUTH)		5,401
Malta - 0.6%
Kambi Group PLC (a)	228,400	1,800
Unibet Group PLC unit	40,100	2,575
TOTAL MALTA		4,375
Common Stocks - continued
	Shares	Value (000s)
Mauritius - 0.1%
MakeMyTrip Ltd. (a)	55,400	$ 809
Netherlands - 0.9%
AEGON NV	109,900	845
ASML Holding NV	13,857	1,374
ING Groep NV:
(Certificaten Van Aandelen)	181,810	3,092
sponsored ADR (d)	59,300	1,007
TOTAL NETHERLANDS		6,318
New Zealand - 0.3%
EBOS Group Ltd.	99,154	713
Ryman Healthcare Group Ltd.	237,031	1,314
TOTAL NEW ZEALAND		2,027
Norway - 1.2%
Schibsted ASA:
(A Shares)	78,500	2,737
(B Shares) (a)	78,500	2,566
Statoil ASA sponsored ADR (d)	194,400	3,287
TOTAL NORWAY		8,590
Philippines - 0.2%
Melco Crown Philippines Resort (a)	7,218,600	1,264
South Africa - 2.1%
Clicks Group Ltd.	164,986	1,258
Distell Group Ltd.	112,162	1,519
Naspers Ltd. Class N	86,800	12,145
TOTAL SOUTH AFRICA		14,922
Spain - 2.1%
Atresmedia Corporacion de Medios de Comunicacion SA (d)	293,000	4,396
Banco Bilbao Vizcaya Argentaria SA	116,815	1,185
Banco Santander SA (Spain)	182,829	1,264
Mediaset Espana Comunicacion SA	279,417	3,512
Melia Hotels International SA (d)	320,700	4,617
TOTAL SPAIN		14,974
Sweden - 1.1%
Nordea Bank AB	187,800	2,340
Svenska Cellulosa AB (SCA) (B Shares)	145,100	4,131
Swedbank AB (A Shares)	51,612	1,210
TOTAL SWEDEN		7,681
Common Stocks - continued
	Shares	Value (000s)
Switzerland - 5.8%
Compagnie Financiere Richemont SA Series A	61,149	$ 5,278
Credit Suisse Group AG	153,908	4,540
Nestle SA	213,520	16,161
Syngenta AG (Switzerland)	20,768	8,556
UBS Group AG	208,359	4,798
UBS Group AG	79,777	1,840
Zurich Insurance Group AG	3,953	1,204
TOTAL SWITZERLAND		42,377
United Kingdom - 23.5%
Al Noor Hospitals Group PLC	52,000	761
Amec Foster Wheeler PLC	172,960	2,215
AstraZeneca PLC (United Kingdom)	98,550	6,653
Aviva PLC	184,200	1,498
B&M European Value Retail S.A.	566,690	3,157
Barclays PLC	1,310,549	5,910
Barclays PLC sponsored ADR	53,073	954
BG Group PLC	111,318	1,894
BHP Billiton PLC	88,741	1,630
BP PLC	183,400	1,130
BP PLC sponsored ADR	49,166	1,818
Brammer PLC (d)	527,500	2,677
Burberry Group PLC	107,600	2,704
Dechra Pharmaceuticals PLC	73,200	1,125
Diageo PLC	231,700	6,495
Dunelm Group PLC	167,200	2,337
Foxtons Group PLC	470,700	1,794
Howden Joinery Group PLC	1,740,900	13,474
HSBC Holdings PLC:
(United Kingdom)	150,500	1,359
sponsored ADR	140,191	6,318
Integrated Diagnostics Holdings PLC (a)	59,000	379
ITV PLC	1,909,400	8,370
Johnson Matthey PLC	86,619	3,943
JUST EAT Ltd. (a)	361,914	2,464
Lloyds Banking Group PLC	6,238,299	8,124
M&C Saatchi PLC	887,505	4,255
Micro Focus International PLC	20,400	445
Moneysupermarket.com Group PLC	565,100	2,588
Poundland Group PLC	167,361	881
Prudential PLC	100,209	2,357
Rightmove PLC	151,200	8,604
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Rio Tinto PLC	47,232	$ 1,827
Rolls-Royce Group PLC	196,674	2,439
Royal Bank of Scotland Group PLC (a)	120,080	640
Royal Dutch Shell PLC:
Class A (United Kingdom)	233,928	6,705
Class B (United Kingdom)	156,090	4,520
SABMiller PLC	130,000	6,830
Shawbrook Group Ltd.	273,600	1,427
Sports Direct International PLC (a)	234,300	2,898
Standard Chartered PLC (United Kingdom)	33,329	510
SThree PLC	190,600	1,155
Taylor Wimpey PLC	715,100	2,171
Ted Baker PLC	57,800	2,913
Tesco PLC	824,300	2,772
Thomas Cook Group PLC (a)	489,700	917
Travis Perkins PLC	81,800	2,870
Virgin Money Holdings Uk PLC	622,500	4,132
Vodafone Group PLC	2,915,800	11,045
William Hill PLC	638,566	4,038
Zoopla Property Group PLC (d)	629,300	2,359
TOTAL UNITED KINGDOM		170,481
United States of America - 8.6%
BlackRock, Inc. Class A	15,200	5,112
Chipotle Mexican Grill, Inc. (a)	2,700	2,004
Dunkin' Brands Group, Inc. (d)	45,200	2,436
eBay, Inc. (a)	44,700	1,257
Facebook, Inc. Class A (a)	58,700	5,518
Google, Inc.:
Class A (a)	6,700	4,405
Class C	4,014	2,511
MercadoLibre, Inc.	16,700	2,183
Monsanto Co.	26,700	2,720
Monster Beverage Corp. (a)	31,000	4,760
PayPal Holdings, Inc. (a)	44,700	1,730
Priceline Group, Inc. (a)	5,700	7,088
Sprouts Farmers Market LLC (a)	97,800	2,398
Tiffany & Co., Inc.	37,100	3,550
TripAdvisor, Inc. (a)	17,900	1,421
Visa, Inc. Class A	112,500	8,476
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
World Wrestling Entertainment, Inc. Class A (d)	128,300	$ 2,511
Zillow Group, Inc. (a)(d)	26,000	2,119
TOTAL UNITED STATES OF AMERICA		62,199
TOTAL COMMON STOCKS (Cost $598,568)		708,100
Nonconvertible Preferred Stocks - 1.7%

Germany - 1.7%
Porsche Automobil Holding SE (Germany)	31,000	2,332
Sartorius AG (non-vtg.)	16,700	3,598
Volkswagen AG	31,300	6,270
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $10,703)		12,200
Money Market Funds - 4.0%

Fidelity Cash Central Fund, 0.17% (b)	2,900,781	2,901
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	25,754,375	25,754
TOTAL MONEY MARKET FUNDS (Cost $28,655)		28,655
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $637,926)		748,955
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(25,023)
NET ASSETS - 100%		$ 723,932
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 6
Fidelity Securities Lending Cash Central Fund	227
Total	$ 233
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 217,948	$ 201,656	$ 16,292	$ -
Consumer Staples	74,644	49,216	25,428	-
Energy	31,689	9,941	21,748	-
Financials	131,761	75,809	55,952	-
Health Care	85,852	62,464	23,388	-
Industrials	45,883	45,883	-	-
Information Technology	91,165	83,851	7,314	-
Materials	22,958	8,119	14,839	-
Telecommunication Services	18,400	1,463	16,937	-
Money Market Funds	28,655	28,655	-	-
Total Investments in Securities:	$ 748,955	$ 567,057	$ 181,898	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total (000s)
Level 1 to Level 2	$ 5,422
Level 2 to Level 1	$ 109,734
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $646,818,000. Net unrealized appreciation aggregated $102,137,000, of which $152,098,000 related to appreciated investment securities and $49,961,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Value Leaders Fund

July 31, 2015

1.804852.111

AVLF-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.5%
	Shares	Value
CONSUMER DISCRETIONARY - 10.3%
Automobiles - 1.3%
Harley-Davidson, Inc.	7,900	$ 460,570
Leisure Products - 0.8%
Mattel, Inc.	12,800	297,088
Media - 3.3%
Starz Series A (a)	10,200	412,590
Viacom, Inc. Class B (non-vtg.)	13,700	780,900
		1,193,490
Specialty Retail - 4.9%
AutoZone, Inc. (a)	1,400	981,316
Bed Bath & Beyond, Inc. (a)	5,700	371,811
GNC Holdings, Inc.	8,400	413,364
		1,766,491
TOTAL CONSUMER DISCRETIONARY		3,717,639
CONSUMER STAPLES - 4.0%
Beverages - 1.8%
C&C Group PLC	164,726	641,870
Food & Staples Retailing - 2.2%
Safeway, Inc.:
rights (a)	4,300	0
rights (a)	4,300	774
Tesco PLC	69,500	233,724
Wal-Mart Stores, Inc.	7,800	561,444
		795,942
TOTAL CONSUMER STAPLES		1,437,812
ENERGY - 7.9%
Energy Equipment & Services - 0.8%
BW Offshore Ltd. (d)	469,600	281,698
Oil, Gas & Consumable Fuels - 7.1%
Chevron Corp.	10,125	895,860
Exxon Mobil Corp.	2,100	166,341
Marathon Petroleum Corp.	15,900	869,253
Suncor Energy, Inc.	21,900	616,887
		2,548,341
TOTAL ENERGY		2,830,039
Common Stocks - continued
	Shares	Value
FINANCIALS - 27.8%
Banks - 9.1%
JPMorgan Chase & Co.	19,525	$ 1,338,048
U.S. Bancorp	15,171	685,881
Wells Fargo & Co.	21,626	1,251,497
		3,275,426
Capital Markets - 2.4%
Fortress Investment Group LLC	56,300	385,092
The Blackstone Group LP	11,900	467,075
		852,167
Consumer Finance - 3.0%
Capital One Financial Corp.	7,000	569,100
Discover Financial Services	8,900	496,709
		1,065,809
Diversified Financial Services - 3.2%
Berkshire Hathaway, Inc. Class B (a)	8,200	1,170,468
Insurance - 6.9%
ACE Ltd.	5,000	543,850
Allstate Corp.	8,540	588,833
Prudential PLC	33,200	781,044
The Travelers Companies, Inc.	5,600	594,272
		2,507,999
Real Estate Investment Trusts - 3.2%
American Capital Agency Corp.	23,100	444,906
Annaly Capital Management, Inc.	70,800	704,460
		1,149,366
TOTAL FINANCIALS		10,021,235
HEALTH CARE - 15.2%
Biotechnology - 2.0%
Amgen, Inc.	4,100	724,019
Health Care Providers & Services - 3.2%
Express Scripts Holding Co. (a)	6,300	567,441
Laboratory Corp. of America Holdings (a)	4,500	572,805
		1,140,246
Pharmaceuticals - 10.0%
Johnson & Johnson	11,900	1,192,499
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Sanofi SA sponsored ADR	14,100	$ 761,259
Teva Pharmaceutical Industries Ltd. sponsored ADR	24,200	1,670,285
		3,624,043
TOTAL HEALTH CARE		5,488,308
INDUSTRIALS - 3.6%
Aerospace & Defense - 1.1%
United Technologies Corp.	4,100	411,271
Machinery - 2.5%
Deere & Co.	9,400	888,958
TOTAL INDUSTRIALS		1,300,229
INFORMATION TECHNOLOGY - 19.5%
Communications Equipment - 3.9%
Cisco Systems, Inc.	25,964	737,897
Harris Corp.	7,900	655,226
		1,393,123
Electronic Equipment & Components - 0.6%
Keysight Technologies, Inc. (a)	7,100	216,834
Internet Software & Services - 3.1%
Google, Inc. Class A (a)	1,700	1,117,750
IT Services - 3.3%
IBM Corp.	3,400	550,766
The Western Union Co.	32,000	647,680
		1,198,446
Software - 3.4%
Oracle Corp.	31,000	1,238,140
Technology Hardware, Storage & Peripherals - 5.2%
EMC Corp.	36,400	978,796
Samsung Electronics Co. Ltd.	876	890,244
		1,869,040
TOTAL INFORMATION TECHNOLOGY		7,033,333
Common Stocks - continued
	Shares	Value
MATERIALS - 3.2%
Chemicals - 3.2%
Agrium, Inc.	4,000	$ 409,221
CF Industries Holdings, Inc.	12,400	734,080
		1,143,301
UTILITIES - 2.0%
Electric Utilities - 2.0%
Exelon Corp.	23,000	738,070
TOTAL COMMON STOCKS (Cost $31,978,200)		33,709,966
Money Market Funds - 6.9%

Fidelity Cash Central Fund, 0.17% (b)	2,450,875	2,450,875
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	64,000	64,000
TOTAL MONEY MARKET FUNDS (Cost $2,514,875)		2,514,875
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $34,493,075)		36,224,841
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(162,151)
NET ASSETS - 100%		$ 36,062,690
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,872
Fidelity Securities Lending Cash Central Fund	1,004
Total	$ 2,876
Other Information

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,717,639	$ 3,717,639	$ -	$ -
Consumer Staples	1,437,812	1,203,314	233,724	774
Energy	2,830,039	2,830,039	-	-
Financials	10,021,235	9,240,191	781,044	-
Health Care	5,488,308	5,488,308	-	-
Industrials	1,300,229	1,300,229	-	-
Information Technology	7,033,333	7,033,333	-	-
Materials	1,143,301	1,143,301	-	-
Utilities	738,070	738,070	-	-
Money Market Funds	2,514,875	2,514,875	-	-
Total Investments in Securities:	$ 36,224,841	$ 35,209,299	$ 1,014,768	$ 774
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $34,722,611. Net unrealized appreciation aggregated $1,502,230, of which $3,023,649 related to appreciated investment securities and $1,521,419 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 29, 2015